2012 Annual Report

RiverSource®
Innovations Variable Annuity

45282 P (4/13)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 that is offered through RiverSource® Innovations Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 22, 2013

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	Col VP
	Strategy,	Thematic Gro,	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl 3

Assets

Investments, at fair value(1),(2)	$222,966	$105,576	$329,325	$71,912	$828,917
Dividends receivable	—	—	—	—	1
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	118
Receivable for share redemptions	229	116	361	92	—

Total assets	223,195	105,692	329,686	72,004	829,036

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	200	103	319	83	806
Administrative charge	28	13	42	9	106
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	228	116	361	92	912

Net assets applicable to contracts in accumulation period	222,254	104,516	327,543	71,504	809,183
Net assets applicable to seed money	713	1,060	1,782	408	18,941

Total net assets	$222,967	$105,576	$329,325	$71,912	$828,124

(1) Investment shares	18,565	6,430	15,940	2,367	828,917
(2) Investments, at cost	$192,143	$ 91,420	$332,128	$50,270	$828,732

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$924,554	$2,272,054	$18,332	$418,258	$1,007,386
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	32	1,303	—	1,074	—
Receivable for share redemptions	—	—	—	—	—

Total assets	924,586	2,273,357	18,332	419,332	1,007,386

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	912	2,360	14	430	997
Administrative charge	119	297	2	54	128
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,031	2,657	16	484	1,125

Net assets applicable to contracts in accumulation period	917,920	2,270,351	16,984	417,816	1,005,614
Net assets applicable to seed money	5,635	349	1,332	1,032	647

Total net assets	$923,555	$2,270,700	$18,316	$418,848	$1,006,261

(1) Investment shares	82,037	159,331	2,312	18,067	99,643
(2) Investments, at cost	$868,570	$2,106,215	$14,197	$384,809	$787,710

See accompanying notes to financial statements.

2  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund,	Gro,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Cl 3	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$910,774	$7,121,269	$498,431	$2,196,714	$464,456
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,751	—	—	—
Receivable for share redemptions	—	7,979	609	2,559	885

Total assets	910,774	7,131,999	499,040	2,199,273	465,341

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	943	7,065	545	2,236	457
Administrative charge	116	914	64	282	59
Contract terminations	—	—	—	41	369
Payable for investments purchased	—	2,751	—	—	—

Total liabilities	1,059	10,730	609	2,559	885

Net assets applicable to contracts in accumulation period	905,247	7,120,500	497,402	2,196,015	463,746
Net assets applicable to seed money	4,468	769	1,029	699	710

Total net assets	$909,715	$7,121,269	$498,431	$2,196,714	$464,456

(1) Investment shares	86,823	273,895	11,970	73,273	29,119
(2) Investments, at cost	$887,836	$7,159,671	$363,791	$2,047,245	$493,109

	FTVIPT	FTVIPT	FTVIPT	FTVIPT	FTVIPT
	Frank Global	Frank	Frank Sm	Mutual	Temp
	Real Est,	Sm Cap Val,	Mid Cap Gro,	Shares Sec,	For Sec,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$82,842	$411,735	$1,122,777	$1,664,910	$568,607
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	373	13	—
Receivable for share redemptions	91	441	1,245	1,839	618

Total assets	82,933	412,176	1,124,395	1,666,762	569,225

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	81	389	1,104	1,627	546
Administrative charge	10	52	142	212	72
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	373	13	—

Total liabilities	91	441	1,619	1,852	618

Net assets applicable to contracts in accumulation period	82,642	411,611	1,122,244	1,664,630	568,438
Net assets applicable to seed money	200	124	532	280	169

Total net assets	$82,842	$411,735	$1,122,776	$1,664,910	$568,607

(1) Investment shares	5,805	22,586	53,364	96,685	39,569
(2) Investments, at cost	$107,274	$325,004	$982,706	$1,561,519	$534,755

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	MFS Inv	MFS
	Core Eq,	Mid Cap Gro,	Val Opp,	Gro Stock,	New Dis,
Dec. 31, 2012 (continued)	Ser II	Ser II	Ser II	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$9,261	$63,014	$435,216	$144,543	$298,692
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	198	—	—
Receivable for share redemptions	8	63	483	142	310

Total assets	9,269	63,077	435,897	144,685	299,002

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7	55	428	124	272
Administrative charge	1	8	56	18	38
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	198	—	—

Total liabilities	8	63	682	142	310

Net assets applicable to contracts in accumulation period	8,440	61,830	434,716	143,757	297,687
Net assets applicable to seed money	821	1,184	499	786	1,005

Total net assets	$9,261	$63,014	$435,215	$144,543	$298,692

(1) Investment shares	310	16,116	61,558	12,116	19,900
(2) Investments, at cost	$7,624	$64,123	$484,803	$106,308	$270,570

	MFS	MFS	Oppen	Oppen	Oppen Global
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Strategic Inc VA,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv	Serv	Srv

Assets

Investments, at fair value(1),(2)	$1,654,954	$109,460	$2,654,446	$416,499	$3,217,282
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	990	—	—
Receivable for share redemptions	1,825	117	2,950	2,163	4,380

Total assets	1,656,779	109,577	2,658,386	418,662	3,221,662

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,615	103	2,610	372	3,206
Administrative charge	210	14	340	53	414
Contract terminations	—	—	—	1,738	759
Payable for investments purchased	—	—	990	—	—

Total liabilities	1,825	117	3,940	2,163	4,379

Net assets applicable to contracts in accumulation period	1,653,965	107,335	2,652,996	414,640	3,216,647
Net assets applicable to seed money	989	2,125	1,450	1,859	636

Total net assets	$1,654,954	$109,460	$2,654,446	$416,499	$3,217,283

(1) Investment shares	83,584	4,011	59,437	12,915	555,662
(2) Investments, at cost	$1,609,055	$85,606	$2,105,066	$363,430	$2,904,684

See accompanying notes to financial statements.

4  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	Oppen Main St	Put VT	Put VT	Put VT	Put VT
	Sm Cap VA,	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Dec. 31, 2012 (continued)	Serv	Cl IB	Cl IB	Cl IB	Cl IB

Assets

Investments, at fair value(1),(2)	$1,317,449	$195,012	$16,304	$17,222	$631
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,491	229	17	23	—

Total assets	1,318,940	195,241	16,321	17,245	631

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,324	204	15	21	—
Administrative charge	167	25	2	2	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,491	229	17	23	—

Net assets applicable to contracts in accumulation period	1,316,617	194,532	15,459	16,228	—
Net assets applicable to seed money	832	480	845	994	631

Total net assets	$1,317,449	$195,012	$16,304	$17,222	$631

(1) Investment shares	66,004	10,876	1,439	767	46
(2) Investments, at cost	$979,530	$243,002	$20,930	$13,827	$476

					VP Ptnrs
					Sm Cap Val,
Dec. 31, 2012 (continued)					Cl 3

Assets

Investments, at fair value(1),(2)					$1,094,093
Dividends receivable					—
Accounts receivable from RiverSource Life of NY for contract purchase payments					—
Receivable for share redemptions					—

Total assets					1,094,093

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee					1,157
Administrative charge					143
Contract terminations					630
Payable for investments purchased					—

Total liabilities					1,930

Net assets applicable to contracts in accumulation period					1,091,564
Net assets applicable to seed money					599

Total net assets					$1,092,163

(1) Investment shares					66,108
(2) Investments, at cost					$920,187

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  5

Statements of Operations

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	Col VP
	Strategy,	Thematic Gro,	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl 3

Investment income

Dividend income	$ 4,101	$ —	$4,272	$ 29	$87
Variable account expenses	2,674	1,440	4,384	1,371	11,584

Investment income (loss) — net	1,427	(1,440)	(112)	(1,342)	(11,497)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	13,281	36,402	112,887	28,334	147,458
Cost of investments sold	11,758	33,055	110,047	20,199	147,446

Net realized gain (loss) on sales of investments	1,523	3,347	2,840	8,135	12
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,612	12,926	46,841	6,075	(10)

Net gain (loss) on investments	23,135	16,273	49,681	14,210	2

Net increase (decrease) in net assets resulting from operations	$24,562	$14,833	$49,569	$12,868	$(11,495)

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 43,180	$ —	$ —	$—	$—
Variable account expenses	14,303	32,718	194	6,573	13,629

Investment income (loss) — net	28,877	(32,718)	(194)	(6,573)	(13,629)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	473,357	446,149	2,243	225,735	137,103
Cost of investments sold	456,607	427,564	1,846	203,470	109,088

Net realized gain (loss) on sales of investments	16,750	18,585	397	22,265	28,015
Distributions from capital gains	28,796	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,723)	301,436	2,915	49,081	121,643

Net gain (loss) on investments	35,823	320,021	3,312	71,346	149,658

Net increase (decrease) in net assets resulting from operations	$ 64,700	$287,303	$3,118	$64,773	$136,029

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund,	Gro,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Cl 3	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Investment income

Dividend income	$ 8,534	$79,691	$ 1,802	$8,537	$7,707
Variable account expenses	12,882	98,823	7,566	30,019	6,281

Investment income (loss) — net	(4,348)	(19,132)	(5,764)	(21,482)	1,426

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	130,766	1,844,665	75,684	282,278	149,924
Cost of investments sold	127,679	1,881,156	58,219	246,964	172,535

Net realized gain (loss) on sales of investments	3,087	(36,491)	17,465	35,314	(22,611)
Distributions from capital gains	—	—	—	175,949	1,530
Net change in unrealized appreciation or depreciation of investments	3,487	1,138,060	52,009	85,961	106,682

Net gain (loss) on investments	6,574	1,101,569	69,474	297,224	85,601

Net increase (decrease) in net assets resulting from operations	$ 2,226	$1,082,437	$63,710	$275,742	$87,027

See accompanying notes to financial statements.

6  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Operations

	FTVIPT	FTVIPT	FTVIPT	FTVIPT	FTVIPT
	Frank Global	Frank	Frank Sm	Mutual	Temp
	Real Est,	Sm Cap Val,	Mid Cap Gro,	Shares Sec,	For Sec,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 2,898	$ —	$ 33,570	$ 15,981
Variable account expenses	1,039	5,048	14,570	23,056	7,132

Investment income (loss) — net	(1,039)	(2,150)	(14,570)	10,514	8,849

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,262	94,211	36,029	596,510	120,194
Cost of investments sold	22,048	79,898	27,964	591,204	121,024

Net realized gain (loss) on sales of investments	(7,786)	14,313	8,065	5,306	(830)
Distributions from capital gains	—	—	78,635	—	—
Net change in unrealized appreciation or depreciation of investments	27,078	54,280	24,536	201,998	81,172

Net gain (loss) on investments	19,292	68,593	111,236	207,304	80,342

Net increase (decrease) in net assets resulting from operations	$18,253	$66,443	$ 96,666	$217,818	$ 89,191

	Invesco VI	Invesco VI	Invesco VI	MFS Inv	MFS
	Core Eq,	Mid Cap Gro,	Val Opp,	Gro Stock,	New Dis,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II(1)	Ser II	Serv Cl	Serv Cl

Investment income

Dividend income	$ 79	$ —	$ 5,435	$ 356	$ —
Variable account expenses	97	494	6,534	1,807	3,681

Investment income (loss) — net	(18)	(494)	(1,099)	(1,451)	(3,681)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	799	839	246,266	32,751	31,836
Cost of investments sold	705	886	287,198	23,967	28,759

Net realized gain (loss) on sales of investments	94	(47)	(40,932)	8,784	3,077
Distributions from capital gains	—	19	—	7,856	28,573
Net change in unrealized appreciation or depreciation of investments	973	(1,109)	125,658	7,880	24,032

Net gain (loss) on investments	1,067	(1,137)	84,726	24,520	55,682

Net increase (decrease) in net assets resulting from operations	$1,049	$(1,631)	$ 83,627	$23,069	$52,001

(1) For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

	MFS	MFS	Oppen	Oppen	Oppen Global
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv	Serv	Srv

Investment income

Dividend income	$ 40,676	$ 7,499	$ 10,669	$ 7,326	$180,885
Variable account expenses	22,878	1,572	36,636	4,763	43,434

Investment income (loss) — net	17,798	5,927	(25,967)	2,563	137,451

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	580,989	53,947	648,514	87,235	748,907
Cost of investments sold	576,225	39,071	528,536	82,268	690,445

Net realized gain (loss) on sales of investments	4,764	14,876	119,978	4,967	58,462
Distributions from capital gains	—	—	—	—	34,832
Net change in unrealized appreciation or depreciation of investments	148,868	(6,930)	252,721	65,259	130,886

Net gain (loss) on investments	153,632	7,946	372,699	70,226	224,180

Net increase (decrease) in net assets resulting from operations	$171,430	$13,873	$346,732	$72,789	$361,631

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  7

Statements of Operations

	Oppen Main St	Put VT	Put VT	Put VT	Put VT
	Sm Cap VA,	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Year ended Dec. 31, 2012 (continued)	Serv	Cl IB	Cl IB	Cl IB	Cl IB

Investment income

Dividend income	$4,118	$3,171	$324	$39	$ 6
Variable account expenses	17,472	2,603	189	264	4

Investment income (loss) — net	(13,354)	568	135	(225)	2

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	215,991	10,389	583	380	8
Cost of investments sold	164,487	14,080	758	314	6

Net realized gain (loss) on sales of investments	51,504	(3,691)	(175)	66	2
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	164,924	32,775	2,831	2,411	88

Net gain (loss) on investments	216,428	29,084	2,656	2,477	90

Net increase (decrease) in net assets resulting from operations	$203,074	$29,652	$2,791	$2,252	$92

					VP Ptnrs
					Sm Cap Val,
Year ended Dec. 31, 2012 (continued)					Cl 3

Investment income

Dividend income					$—
Variable account expenses					16,357

Investment income (loss) — net					(16,357)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales					360,017
Cost of investments sold					318,813

Net realized gain (loss) on sales of investments					41,204
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					112,848

Net gain (loss) on investments					154,052

Net increase (decrease) in net assets resulting from operations					$137,695

See accompanying notes to financial statements.

8  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	Col VP
	Strategy,	Thematic Gro,	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl 3

Operations

Investment income (loss) — net	$1,427	$(1,440)	$(112)	$(1,342)	$(11,497)
Net realized gain (loss) on sales of investments	1,523	3,347	2,840	8,135	12
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,612	12,926	46,841	6,075	(10)

Net increase (decrease) in net assets resulting from operations	24,562	14,833	49,569	12,868	(11,495)

Contract transactions

Contract purchase payments	75	—	200	—	593
Net transfers(1)	859	(29,689)	(4,944)	(1,161)	7,757
Contract terminations:
Surrender benefits and contract charges	(10,588)	(5,274)	(41,083)	(25,007)	(124,574)
Death benefits	—	—	—	—	(9,381)

Increase (decrease) from contract transactions	(9,654)	(34,963)	(45,827)	(26,168)	(125,605)

Net assets at beginning of year	208,059	125,706	325,583	85,212	965,224

Net assets at end of year	$222,967	$105,576	$329,325	$71,912	$828,124

Accumulation unit activity

Units outstanding at beginning of year	196,484	94,731	218,722	60,729	910,906
Contract purchase payments	—	—	—	—	403
Net transfers(1)	772	(19,585)	(3,068)	(458)	7,526
Contract terminations:
Surrender benefits and contract charges	(9,309)	(3,888)	(27,939)	(15,366)	(117,820)
Death benefits	—	—	—	—	(8,999)

Units outstanding at end of year	187,947	71,258	187,715	44,905	792,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  9

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$28,877	$(32,718)	$(194)	$(6,573)	$(13,629)
Net realized gain (loss) on sales of investments	16,750	18,585	397	22,265	28,015
Distributions from capital gains	28,796	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,723)	301,436	2,915	49,081	121,643

Net increase (decrease) in net assets resulting from operations	64,700	287,303	3,118	64,773	136,029

Contract transactions

Contract purchase payments	10,586	727	—	1,199	1,212
Net transfers(1)	187,451	(41,310)	(653)	(151,036)	(13,473)
Contract terminations:
Surrender benefits and contract charges	(422,072)	(333,513)	(1,232)	(48,240)	(96,480)
Death benefits	(8,967)	(1,274)	—	(10,058)	(13,211)

Increase (decrease) from contract transactions	(233,002)	(375,370)	(1,885)	(208,135)	(121,952)

Net assets at beginning of year	1,091,857	2,358,767	17,083	562,210	992,184

Net assets at end of year	$923,555	$2,270,700	$18,316	$418,848	$1,006,261

Accumulation unit activity

Units outstanding at beginning of year	805,140	1,576,967	11,974	538,090	649,756
Contract purchase payments	6,879	551	—	955	719
Net transfers(1)	149,539	(21,232)	(425)	(130,642)	(7,886)
Contract terminations:
Surrender benefits and contract charges	(318,067)	(182,862)	(829)	(42,510)	(56,199)
Death benefits	(6,442)	(570)	—	(9,086)	(7,716)

Units outstanding at end of year	637,049	1,372,854	10,720	356,807	578,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

10  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund,	Gro,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Cl 3	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$(4,348)	$(19,132)	$(5,764)	$(21,482)	$1,426
Net realized gain (loss) on sales of investments	3,087	(36,491)	17,465	35,314	(22,611)
Distributions from capital gains	—	—	—	175,949	1,530
Net change in unrealized appreciation or depreciation of investments	3,487	1,138,060	52,009	85,961	106,682

Net increase (decrease) in net assets resulting from operations	2,226	1,082,437	63,710	275,742	87,027

Contract transactions

Contract purchase payments	1,212	13,248	2,287	2,606	1,892
Net transfers(1)	10,567	(207,861)	(140)	41,869	(54,992)
Contract terminations:
Surrender benefits and contract charges	(104,511)	(1,362,156)	(42,752)	(223,217)	(76,121)
Death benefits	(9,807)	(132,707)	(25,176)	(33,577)	(2,487)

Increase (decrease) from contract transactions	(102,539)	(1,689,476)	(65,781)	(212,319)	(131,708)

Net assets at beginning of year	1,010,028	7,728,308	500,502	2,133,291	509,137

Net assets at end of year	$909,715	$7,121,269	$498,431	$2,196,714	$464,456

Accumulation unit activity

Units outstanding at beginning of year	938,249	4,737,274	329,988	976,792	319,500
Contract purchase payments	1,104	6,521	1,274	997	940
Net transfers(1)	9,726	(113,755)	(81)	18,770	(31,005)
Contract terminations:
Surrender benefits and contract charges	(96,978)	(712,046)	(24,938)	(88,589)	(42,124)
Death benefits	(8,959)	(65,648)	(14,261)	(12,034)	(2,257)

Units outstanding at end of year	843,142	3,852,346	291,982	895,936	245,054

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  11

Statements of Changes in Net Assets

	FTVIPT	FTVIPT	FTVIPT	FTVIPT	FTVIPT
	Frank Global	Frank	Frank Sm	Mutual	Temp
	Real Est,	Sm Cap Val,	Mid Cap Gro,	Shares Sec,	For Sec,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,039)	$(2,150)	$(14,570)	$10,514	$8,849
Net realized gain (loss) on sales of investments	(7,786)	14,313	8,065	5,306	(830)
Distributions from capital gains	—	—	78,635	—	—
Net change in unrealized appreciation or depreciation of investments	27,078	54,280	24,536	201,998	81,172

Net increase (decrease) in net assets resulting from operations	18,253	66,443	96,666	217,818	89,191

Contract transactions

Contract purchase payments	—	—	1,009	4,597	193
Net transfers(1)	(215)	5,618	17,608	(1,633)	(17,703)
Contract terminations:
Surrender benefits and contract charges	(12,794)	(85,344)	(20,296)	(562,099)	(70,919)
Death benefits	—	—	—	(4,581)	—

Increase (decrease) from contract transactions	(13,009)	(79,726)	(1,679)	(563,716)	(88,429)

Net assets at beginning of year	77,598	425,018	1,027,789	2,010,808	567,845

Net assets at end of year	$82,842	$411,735	$1,122,776	$1,664,910	$568,607

Accumulation unit activity

Units outstanding at beginning of year	56,294	193,903	554,658	1,323,381	301,556
Contract purchase payments	—	—	426	2,710	91
Net transfers(1)	(117)	2,498	8,844	(1,009)	(8,171)
Contract terminations:
Surrender benefits and contract charges	(8,427)	(36,002)	(13,883)	(350,135)	(34,961)
Death benefits	—	—	—	(2,796)	—

Units outstanding at end of year	47,750	160,399	550,045	972,151	258,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

12  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	MFS Inv	MFS
	Core Eq,	Mid Cap Gro,	Val Opp,	Gro Stock,	New Dis,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II(2)	Ser II	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(18)	$(494)	$(1,099)	$(1,451)	$(3,681)
Net realized gain (loss) on sales of investments	94	(47)	(40,932)	8,784	3,077
Distributions from capital gains	—	19	—	7,856	28,573
Net change in unrealized appreciation or depreciation of investments	973	(1,109)	125,658	7,880	24,032

Net increase (decrease) in net assets resulting from operations	1,049	(1,631)	83,627	23,069	52,001

Contract transactions

Contract purchase payments	—	1,200	600	—	909
Net transfers(1)	(6)	63,790	(181,053)	(6)	(1,903)
Contract terminations:
Surrender benefits and contract charges	(695)	(345)	(51,499)	(30,936)	(25,770)
Death benefits	—	—	(5,191)	—	—

Increase (decrease) from contract transactions	(701)	64,645	(237,143)	(30,942)	(26,764)

Net assets at beginning of year	8,913	—	588,731	152,416	273,455

Net assets at end of year	$9,261	$63,014	$435,215	$144,543	$298,692

Accumulation unit activity

Units outstanding at beginning of year	7,625	—	514,190	99,200	141,359
Contract purchase payments	—	—	414	—	398
Net transfers(1)	—	63,789	(137,972)	—	(822)
Contract terminations:
Surrender benefits and contract charges	(625)	(368)	(41,415)	(17,629)	(11,499)
Death benefits	—	—	(5,727)	—	—

Units outstanding at end of year	7,000	63,421	329,490	81,571	129,436

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  13

Statements of Changes in Net Assets

	MFS	MFS	Oppen	Oppen	Oppen Global
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv	Serv	Srv

Operations

Investment income (loss) — net	$17,798	$5,927	$(25,967)	$2,563	$137,451
Net realized gain (loss) on sales of investments	4,764	14,876	119,978	4,967	58,462
Distributions from capital gains	—	—	—	—	34,832
Net change in unrealized appreciation or depreciation of investments	148,868	(6,930)	252,721	65,259	130,886

Net increase (decrease) in net assets resulting from operations	171,430	13,873	346,732	72,789	361,631

Contract transactions

Contract purchase payments	3,939	125	2,386	100	4,599
Net transfers(1)	16,206	(11,228)	(168,277)	(31,631)	37,012
Contract terminations:
Surrender benefits and contract charges	(552,177)	(41,747)	(347,719)	(2,478)	(515,251)
Death benefits	(4,570)	—	(7,683)	—	(70,283)

Increase (decrease) from contract transactions	(536,602)	(52,850)	(521,293)	(34,009)	(543,923)

Net assets at beginning of year	2,020,126	148,437	2,829,007	377,719	3,399,575

Net assets at end of year	$1,654,954	$109,460	$2,654,446	$416,499	$3,217,283

Accumulation unit activity

Units outstanding at beginning of year	1,421,368	56,331	2,156,108	189,982	2,286,456
Contract purchase payments	2,602	—	1,586	—	2,803
Net transfers(1)	10,594	(3,625)	(108,420)	(13,304)	19,993
Contract terminations:
Surrender benefits and contract charges	(367,507)	(15,275)	(232,152)	(638)	(333,348)
Death benefits	(3,049)	—	(5,784)	—	(43,949)

Units outstanding at end of year	1,064,008	37,431	1,811,338	176,040	1,931,955

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

14  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen Main St	Put VT	Put VT	Put VT	Put VT
	Sm Cap VA,	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Year ended Dec. 31, 2012 (continued)	Serv	Cl IB	Cl IB	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(13,354)	$568	$135	$(225)	$2
Net realized gain (loss) on sales of investments	51,504	(3,691)	(175)	66	2
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	164,924	32,775	2,831	2,411	88

Net increase (decrease) in net assets resulting from operations	203,074	29,652	2,791	2,252	92

Contract transactions

Contract purchase payments	2,256	167	50	—	—
Net transfers(1)	(59,624)	(926)	(10)	(4)	(3)
Contract terminations:
Surrender benefits and contract charges	(117,776)	(6,564)	(383)	(111)	—
Death benefits	(15,853)	—	—	—	—

Increase (decrease) from contract transactions	(190,997)	(7,323)	(343)	(115)	(3)

Net assets at beginning of year	1,305,372	172,683	13,856	15,085	542

Net assets at end of year	$1,317,449	$195,012	$16,304	$17,222	$631

Accumulation unit activity

Units outstanding at beginning of year	708,885	161,807	9,122	13,498	—
Contract purchase payments	941	157	—	—	—
Net transfers(1)	(25,169)	(918)	(3)	—	—
Contract terminations:
Surrender benefits and contract charges	(50,910)	(5,770)	(242)	(93)	—
Death benefits	(6,865)	—	—	—	—

Units outstanding at end of year	626,882	155,276	8,877	13,405	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  15

Statement of Changes in Net Assets

VP Ptnrs
Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 3

Operations

Investment income (loss) — net	$(16,357)
Net realized gain (loss) on sales of investments	41,204
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	112,848

Net increase (decrease) in net assets resulting from operations	137,695

Contract transactions

Contract purchase payments	828
Net transfers(1)	(96,166)
Contract terminations:
Surrender benefits and contract charges	(200,568)
Death benefits	(4,578)

Increase (decrease) from contract transactions	(300,484)

Net assets at beginning of year	1,254,952

Net assets at end of year	$1,092,163

Accumulation unit activity

Units outstanding at beginning of year	780,497
Contract purchase payments	477
Net transfers(1)	(45,509)
Contract terminations:
Surrender benefits and contract charges	(101,407)
Death benefits	(3,319)

Units outstanding at end of year	630,739

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

16  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	Col VP
	Strategy,	Thematic Gro,	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Year ended Dec. 31, 2011	Cl B	Cl B	Cl B	Cl B	Cl 3

Operations

Investment income (loss) — net	$2,363	$(1,465)	$(1,333)	$(2,517)	$(15,224)
Net realized gain (loss) on sales of investments	8,663	1,499	(48,567)	29,127	76
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(21,248)	(42,520)	72,631	(33,725)	(72)

Net increase (decrease) in net assets resulting from operations	(10,222)	(42,486)	22,731	(7,115)	(15,220)

Contract transactions

Contract purchase payments	140	—	75	125	2,310
Net transfers(1)	1,055	433	(4,793)	(31,876)	1,173,199
Contract terminations:
Surrender benefits and contract charges	(96,911)	(11,967)	(255,374)	(94,640)	(1,246,785)
Death benefits	(4,658)	—	—	—	—

Increase (decrease) from contract transactions	(100,374)	(11,534)	(260,092)	(126,391)	(71,276)

Net assets at beginning of year	318,655	179,726	562,944	218,718	1,051,720

Net assets at end of year	$208,059	$125,706	$325,583	$85,212	$965,224

Accumulation unit activity

Units outstanding at beginning of year	289,004	102,388	395,661	148,997	982,996
Contract purchase payments	—	—	—	—	—
Net transfers(1)	1,008	248	(3,079)	(23,289)	1,121,509
Contract terminations:
Surrender benefits and contract charges	(89,057)	(7,905)	(173,860)	(64,979)	(1,193,599)
Death benefits	(4,471)	—	—	—	—

Units outstanding at end of year	196,484	94,731	218,722	60,729	910,906

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  17

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$45,282	$(33,896)	$(212)	$(7,951)	$(14,549)
Net realized gain (loss) on sales of investments	31,416	1,781	541	(999)	42,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,854)	(112,543)	(1,015)	32,107	(26,040)

Net increase (decrease) in net assets resulting from operations	68,844	(144,658)	(686)	23,157	2,109

Contract transactions

Contract purchase payments	10,016	26,799	—	527	23,376
Net transfers(1)	(247,269)	(95,268)	(983)	(32,002)	(53,704)
Contract terminations:
Surrender benefits and contract charges	(242,077)	(171,311)	(2,995)	(24,152)	(309,354)
Death benefits	(77,810)	(5,943)	—	(2,738)	—

Increase (decrease) from contract transactions	(557,140)	(245,723)	(3,978)	(58,365)	(339,682)

Net assets at beginning of year	1,580,153	2,749,148	21,747	597,418	1,329,757

Net assets at end of year	$1,091,857	$2,358,767	$17,083	$562,210	$992,184

Accumulation unit activity

Units outstanding at beginning of year	1,239,354	1,706,374	14,771	593,919	869,524
Contract purchase payments	6,924	13,657	—	470	19,898
Net transfers(1)	(194,493)	(42,624)	(669)	(29,921)	(34,831)
Contract terminations:
Surrender benefits and contract charges	(186,503)	(97,371)	(2,128)	(23,770)	(204,835)
Death benefits	(60,142)	(3,069)	—	(2,608)	—

Units outstanding at end of year	805,140	1,576,967	11,974	538,090	649,756

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

18  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Fid VIP		Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund,	Fid VIP Gro,	Mid Cap,	Overseas,
Year ended Dec. 31, 2011 (continued)	Cl 3	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$(5,044)	$(49,536)	$(7,120)	$(34,351)	$(941)
Net realized gain (loss) on sales of investments	4,446	(157,492)	15,580	74,252	(186)
Distributions from capital gains	—	—	1,943	4,094	1,177
Net change in unrealized appreciation or depreciation of investments	906	(119,970)	(14,433)	(367,156)	(111,475)

Net increase (decrease) in net assets resulting from operations	308	(326,998)	(4,030)	(323,161)	(111,425)

Contract transactions

Contract purchase payments	72,332	86,079	1,515	62,372	1,701
Net transfers(1)	(36,150)	(367,220)	(3,761)	7,647	20,763
Contract terminations:
Surrender benefits and contract charges	(183,548)	(987,643)	(72,761)	(639,122)	(54,807)
Death benefits	(6,657)	(84,292)	—	(19,658)	(1,241)

Increase (decrease) from contract transactions	(154,023)	(1,353,076)	(75,007)	(588,761)	(33,584)

Net assets at beginning of year	1,163,743	9,408,382	579,539	3,045,213	654,146

Net assets at end of year	$1,010,028	$7,728,308	$500,502	$2,133,291	$509,137

Accumulation unit activity

Units outstanding at beginning of year	1,079,891	5,460,867	376,301	1,184,306	331,134
Contract purchase payments	67,802	49,219	903	37,227	811
Net transfers(1)	(33,317)	(199,757)	(2,290)	5,382	14,087
Contract terminations:
Surrender benefits and contract charges	(169,943)	(528,387)	(44,926)	(242,870)	(25,948)
Death benefits	(6,184)	(44,668)	—	(7,253)	(584)

Units outstanding at end of year	938,249	4,737,274	329,988	976,792	319,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  19

Statements of Changes in Net Assets

	FTVIPT	FTVIPT	FTVIPT	FTVIPT	FTVIPT
	Frank Global	Frank	Frank Sm	Mutual	Temp
	Real Est,	Sm Cap Val,	Mid Cap Gro,	Shares Sec,	For Sec,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$5,405	$(2,777)	$(14,509)	$24,540	$2,741
Net realized gain (loss) on sales of investments	(64,485)	17,529	10,499	(22,736)	1,837
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	53,575	(37,607)	(62,433)	(52,693)	(83,368)

Net increase (decrease) in net assets resulting from operations	(5,505)	(22,855)	(66,443)	(50,889)	(78,790)

Contract transactions

Contract purchase payments	75	75	3,301	4,407	75
Net transfers(1)	480	4,881	14,461	(145,855)	(27,476)
Contract terminations:
Surrender benefits and contract charges	(91,628)	(126,964)	(51,965)	(534,276)	(106,717)
Death benefits	—	(9,559)	—	(67,554)	—

Increase (decrease) from contract transactions	(91,073)	(131,567)	(34,203)	(743,278)	(134,118)

Net assets at beginning of year	174,176	579,440	1,128,435	2,804,975	780,753

Net assets at end of year	$77,598	$425,018	$1,027,789	$2,010,808	$567,845

Accumulation unit activity

Units outstanding at beginning of year	118,734	251,039	571,993	1,803,196	366,366
Contract purchase payments	—	—	1,505	2,696	—
Net transfers(1)	319	2,102	7,598	(97,776)	(14,519)
Contract terminations:
Surrender benefits and contract charges	(62,759)	(54,406)	(26,438)	(339,690)	(50,291)
Death benefits	—	(4,832)	—	(45,045)	—

Units outstanding at end of year	56,294	193,903	554,658	1,323,381	301,556

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	MFS Inv	MFS	MFS
	Core Eq,	Val Opp,	Gro Stock,	New Dis,	Total Return,
Year ended Dec. 31, 2011 (continued)	Ser II	Ser II	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(27)	$(4,724)	$(2,393)	$(4,780)	$24,988
Net realized gain (loss) on sales of investments	42	(59,506)	33,016	13,734	(30,236)
Distributions from capital gains	—	—	—	47,087	—
Net change in unrealized appreciation or depreciation of investments	(127)	30,512	(28,949)	(95,022)	14,640

Net increase (decrease) in net assets resulting from operations	(112)	(33,718)	1,674	(38,981)	9,392

Contract transactions

Contract purchase payments	—	477	150	1,045	4,151
Net transfers(1)	(8)	31,806	(34,902)	(23,971)	(152,598)
Contract terminations:
Surrender benefits and contract charges	(255)	(160,734)	(112,393)	(72,000)	(441,175)
Death benefits	—	(2,205)	—	—	(82,698)

Increase (decrease) from contract transactions	(263)	(130,656)	(147,145)	(94,926)	(672,320)

Net assets at beginning of year	9,288	753,105	297,887	407,362	2,683,054

Net assets at end of year	$8,913	$588,731	$152,416	$273,455	$2,020,126

Accumulation unit activity

Units outstanding at beginning of year	7,851	618,136	193,878	185,710	1,891,137
Contract purchase payments	—	288	—	456	2,837
Net transfers(1)	—	25,793	(21,774)	(9,755)	(108,258)
Contract terminations:
Surrender benefits and contract charges	(226)	(128,383)	(72,904)	(35,052)	(305,688)
Death benefits	—	(1,644)	—	—	(58,660)

Units outstanding at end of year	7,625	514,190	99,200	141,359	1,421,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  21

Statements of Changes in Net Assets

	MFS	Oppen	Oppen	Oppen Global	Oppen Main St
	Utilities,	Cap Appr VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2011 (continued)	Serv Cl	Serv	Serv	Srv	Serv

Operations

Investment income (loss) — net	$2,435	$(38,589)	$(1,185)	$64,561	$(14,426)
Net realized gain (loss) on sales of investments	16,662	59,824	231	87,767	56,322
Distributions from capital gains	—	—	—	50,549	—
Net change in unrealized appreciation or depreciation of investments	(10,358)	(101,891)	(55,783)	(216,027)	(104,776)

Net increase (decrease) in net assets resulting from operations	8,739	(80,656)	(56,737)	(13,150)	(62,880)

Contract transactions

Contract purchase payments	17,905	35,775	2,182	12,736	22,206
Net transfers(1)	9,694	(80,926)	(11,035)	(79,828)	(39,785)
Contract terminations:
Surrender benefits and contract charges	(57,072)	(358,136)	(102,959)	(791,555)	(292,875)
Death benefits	(11,247)	(29,515)	—	(1,952)	(7,378)

Increase (decrease) from contract transactions	(40,720)	(432,802)	(111,812)	(860,599)	(317,832)

Net assets at beginning of year	180,418	3,342,465	546,268	4,273,324	1,686,084

Net assets at end of year	$148,437	$2,829,007	$377,719	$3,399,575	$1,305,372

Accumulation unit activity

Units outstanding at beginning of year	66,007	2,463,059	247,266	2,832,622	863,296
Contract purchase payments	10,144	29,870	860	8,099	16,288
Net transfers(1)	3,310	(60,599)	(6,549)	(53,561)	(19,908)
Contract terminations:
Surrender benefits and contract charges	(19,456)	(255,833)	(51,595)	(499,487)	(147,530)
Death benefits	(3,674)	(20,389)	—	(1,217)	(3,261)

Units outstanding at end of year	56,331	2,156,108	189,982	2,286,456	708,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	VP Ptnrs
	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Cl IB	Cl IB	Cl IB	Cl IB	Cl 3

Operations

Investment income (loss) — net	$(324)	$1,193	$(215)	$2	$(17,927)
Net realized gain (loss) on sales of investments	(11,936)	(14,595)	1,408	(119)	18,965
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25	1,438	(2,091)	(385)	(69,805)

Net increase (decrease) in net assets resulting from operations	(12,235)	(11,964)	(898)	(502)	(68,767)

Contract transactions

Contract purchase payments	75	165	100	75	31,363
Net transfers(1)	(245)	60	(5)	39	(638)
Contract terminations:
Surrender benefits and contract charges	(19,078)	(40,249)	(10,475)	(8,016)	(90,705)
Death benefits	(5,001)	(6,001)	—	—	(1,897)

Increase (decrease) from contract transactions	(24,249)	(46,025)	(10,380)	(7,902)	(61,877)

Net assets at beginning of year	209,167	71,845	26,363	8,946	1,385,596

Net assets at end of year	$172,683	$13,856	$15,085	$542	$1,254,952

Accumulation unit activity

Units outstanding at beginning of year	184,186	40,612	22,630	5,699	803,384
Contract purchase payments	—	—	—	—	19,747
Net transfers(1)	(306)	43	—	25	4,727
Contract terminations:
Surrender benefits and contract charges	(18,717)	(28,187)	(9,132)	(5,724)	(46,526)
Death benefits	(3,356)	(3,346)	—	—	(835)

Units outstanding at end of year	161,807	9,122	13,498	—	780,497

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  23

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Innovations Variable Annuity (Innovations) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through Innovations contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under Innovations contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through Innovations.

Division	Fund

AB VPS Bal Wealth Strategy, Cl B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversifed Equity Income Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
FTVIPT Temp For Sec, Cl 2	FTVIPT Templeton Foreign Securities Fund – Class 2
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(1) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares)
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares (previously Invesco Van Kampen V.I. Value Opportunities Fund, Series II Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(2)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
Put VT Gro & Inc, Cl IB	Putnam VT Growth and Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)

(1)	Invesco V.I. Capital Development Fund, Series II Shares merged into Invesco V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
(2)	Oppenheimer High Income Fund/VA, Service Shares merged into Oppenheimer Global Strategic Income Fund/VA, Service Shares on October 26, 2012.

24  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2012.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For Innovations contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.50% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  25

For Innovations contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through Innovations contracts.

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Bal Wealth Strategy, Cl B	$5,053
AB VPS Global Thematic Gro, Cl B	—
AB VPS Gro & Inc, Cl B	66,947
AB VPS Lg Cap Gro, Cl B	824
Col VP Cash Mgmt, Cl 3	9,879
Col VP Div Bond, Cl 3	298,033
Col VP Divd Opp, Cl 3	35,962
Col VP Lg Cap Gro, Cl 3	165
Col VP Lg Core Quan, Cl 3	9,426
Col VP S&P 500, Cl 3	1,573
Col VP US Govt Mtge, Cl 3	23,802
Fid VIP Contrafund, Serv Cl 2	136,058
Fid VIP Gro, Serv Cl 2	4,139
Fid VIP Mid Cap, Serv Cl 2	224,425
Fid VIP Overseas, Serv Cl 2	21,172
FTVIPT Frank Global Real Est, Cl 2	213
FTVIPT Frank Sm Cap Val, Cl 2	12,335
FTVIPT Frank Sm Mid Cap Gro, Cl 2	98,415
FTVIPT Mutual Shares Sec, Cl 2	43,308
FTVIPT Temp For Sec, Cl 2	40,614
Invesco VI Core Eq, Ser II	79
Invesco VI Mid Cap Gro, Ser II	65,009
Invesco VI Val Opp, Ser II	8,025
MFS Inv Gro Stock, Serv Cl	8,213
MFS New Dis, Serv Cl	29,963
MFS Total Return, Serv Cl	62,185
MFS Utilities, Serv Cl	7,024
Oppen Cap Appr VA, Serv	101,254
Oppen Global VA, Serv	55,789
Oppen Global Strategic Inc VA, Srv	377,266
Oppen Main St Sm Cap VA, Serv	11,640
Put VT Gro & Inc, Cl IB	3,634
Put VT Intl Eq, Cl IB	375
Put VT Multi-Cap Gro, Cl IB	39
Put VT Research, Cl IB	6
VP Ptnrs Sm Cap Val, Cl 3	42,183

26  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	Col VP
	Bal Wealth Strategy,	Global Thematic	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Subaccount	Cl B	Gro, Cl B	Cl B	Cl B	Cl 3

1.00%	$1.19	$1.51	$1.79	$1.67	$1.05
1.05%	1.19	0.91	1.15	—	1.03
1.10%	1.19	1.50	1.77	1.66	1.04
1.15%	1.19	0.90	1.21	—	1.05
1.20%	1.18	0.90	1.14	—	1.02
1.25%	1.18	1.47	1.74	1.63	1.03
1.30%	1.18	1.47	1.73	1.63	1.02
1.35%	1.18	1.46	1.74	1.62	1.02
1.40%	1.17	1.45	1.73	1.61	1.09
1.45%	—	1.07	1.41	—	0.96
1.50%	1.17	0.89	1.18	—	1.02
1.55%	1.16	1.43	1.69	1.59	1.00
1.65%	1.16	1.42	1.67	1.57	0.99
1.70%	1.16	0.87	1.16	—	1.00
1.80%	—	0.75	0.89	—	0.94
1.90%	—	0.74	0.88	—	0.94
1.95%	—	1.05	1.39	—	0.95
2.00%	—	0.74	0.88	—	0.93
2.05%	—	1.05	1.39	—	0.95

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$1.44	$2.32	$1.60	$1.06	$1.81
1.05%	1.38	1.10	1.12	1.11	1.20
1.10%	1.43	2.29	1.58	1.05	1.79
1.15%	1.37	1.35	1.22	1.19	1.26
1.20%	1.36	1.09	1.11	1.10	1.18
1.25%	1.40	2.26	1.56	1.04	1.77
1.30%	1.40	2.25	1.55	1.18	1.76
1.35%	1.39	2.24	1.55	1.18	1.75
1.40%	1.59	2.23	1.54	1.15	1.74
1.45%	1.13	1.27	1.36	1.40	1.34
1.50%	1.33	1.31	1.18	1.16	1.22
1.55%	1.37	2.20	1.52	1.16	1.72
1.65%	1.35	2.17	1.50	1.02	1.70
1.70%	1.31	1.29	1.16	1.14	1.20
1.80%	1.23	0.84	0.89	0.87	0.94
1.90%	1.23	0.84	0.89	0.87	0.93
1.95%	1.12	1.26	1.35	1.38	1.32
2.00%	1.22	0.83	0.88	0.87	0.93
2.05%	1.12	1.25	1.34	1.38	1.32

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  27

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund, Serv	Gro, Serv	Mid Cap, Serv	Overseas, Serv
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$1.11	$2.19	$1.78	$2.86	$2.12
1.05%	1.11	1.25	1.23	1.31	1.02
1.10%	1.10	2.17	1.76	2.83	2.10
1.15%	1.11	1.47	1.26	1.63	1.25
1.20%	1.10	1.23	1.21	1.30	1.01
1.25%	1.09	2.14	1.73	2.79	2.07
1.30%	1.08	2.13	1.73	2.78	2.06
1.35%	1.07	2.12	1.72	2.76	2.05
1.40%	1.07	2.11	1.71	2.75	2.04
1.45%	1.00	1.32	—	1.23	1.19
1.50%	1.08	1.43	1.23	1.59	1.21
1.55%	1.05	2.08	1.68	2.71	2.01
1.65%	1.04	2.06	1.67	2.68	1.99
1.70%	1.06	1.41	1.21	1.56	1.19
1.80%	1.01	0.94	—	0.99	0.73
1.90%	1.00	0.93	—	0.98	0.72
1.95%	0.99	1.30	—	1.21	1.17
2.00%	0.99	0.93	—	0.98	0.72
2.05%	0.99	1.30	—	1.21	1.17

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT	FTVIPT
	Global Real Est,	Sm Cap Val,	Sm Mid Cap Gro,	Mutual Shares	Temp For Sec,
Subaccount	Cl 2	Cl 2	Cl 2	Sec, Cl 2	Cl 2

1.00%	$1.76	$2.63	$2.11	$1.78	$2.24
1.05%	—	—	1.28	1.11	—
1.10%	1.74	2.61	2.09	1.76	2.22
1.15%	—	—	1.32	1.28	—
1.20%	—	—	1.26	1.10	—
1.25%	1.72	2.57	2.06	1.73	2.19
1.30%	1.71	2.56	2.05	1.72	2.17
1.35%	1.74	2.55	2.04	1.72	2.20
1.40%	1.69	2.53	2.03	1.71	2.15
1.45%	—	—	—	—	—
1.50%	—	—	1.28	1.25	—
1.55%	1.67	2.50	2.00	1.68	2.12
1.65%	1.69	2.47	1.98	1.67	2.14
1.70%	—	—	1.26	1.23	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

28  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	MFS Inv	MFS
	Core Eq,	Mid Cap	Val Opp,	Gro Stock,	New Dis,
Subaccount	Ser II	Gro, Ser II	Ser II	Serv Cl	Serv Cl

1.00%	$1.21	$0.98	$1.54	$1.79	$2.40
1.05%	—	0.98	0.93	1.31	1.59
1.10%	1.21	0.98	1.52	1.77	2.38
1.15%	—	0.98	0.98	1.35	1.67
1.20%	—	0.97	0.92	1.30	1.57
1.25%	1.19	0.97	1.50	1.75	2.34
1.30%	1.19	0.97	1.49	1.74	2.33
1.35%	1.19	0.97	1.49	1.73	2.32
1.40%	1.18	0.97	1.48	1.72	2.31
1.45%	—	0.97	—	—	—
1.50%	—	0.97	0.95	1.31	1.62
1.55%	1.17	0.97	1.46	1.70	2.27
1.65%	1.16	0.97	1.44	1.68	2.25
1.70%	—	0.97	0.94	1.29	1.60
1.80%	—	0.97	—	—	—
1.90%	—	0.97	—	—	—
1.95%	—	0.97	—	—	—
2.00%	—	0.97	—	—	—
2.05%	—	0.97	—	—	—

	MFS	MFS	Oppen	Oppen
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Oppen
Subaccount	Serv Cl	Serv Cl	Serv	Serv	Global Strategic Inc VA, Srv

1.00%	$1.60	$3.49	$1.64	$2.54	$1.79
1.05%	1.22	1.67	1.12	1.24	1.46
1.10%	1.59	3.45	1.62	2.52	1.77
1.15%	1.26	2.13	1.15	1.48	1.48
1.20%	1.21	1.65	1.11	1.23	1.44
1.25%	1.57	3.40	1.60	2.48	1.74
1.30%	1.56	3.39	1.59	2.47	1.73
1.35%	1.55	3.37	1.58	2.45	1.73
1.40%	1.54	3.35	1.57	2.44	1.72
1.45%	1.20	1.37	1.30	1.27	1.18
1.50%	1.22	2.07	1.12	1.43	1.44
1.55%	1.52	3.30	1.55	2.41	1.69
1.65%	1.51	3.27	1.54	2.38	1.68
1.70%	1.20	2.04	1.10	1.41	1.42
1.80%	1.01	1.08	0.85	0.92	1.24
1.90%	1.01	1.07	0.84	0.92	1.23
1.95%	1.18	1.35	1.28	1.26	1.17
2.00%	1.00	1.07	0.84	0.91	1.22
2.05%	1.18	1.35	1.28	1.25	1.16

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  29

	Oppen	Put VT	Put VT	Put VT	Put VT
	Main St Sm Cap	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Subaccount	VA, Serv	Cl IB	Cl IB	Cl IB	Cl IB

1.00%	$2.49	$1.61	$1.79	$1.23	$1.70
1.05%	1.23	—	0.96	1.23	—
1.10%	2.46	1.60	1.77	1.22	1.68
1.15%	1.42	—	1.16	1.22	—
1.20%	1.21	—	0.95	1.22	—
1.25%	2.42	1.58	1.75	1.22	1.66
1.30%	2.41	1.57	1.74	1.22	1.65
1.35%	2.40	1.56	1.73	1.22	1.64
1.40%	2.39	1.21	1.72	1.22	1.64
1.45%	1.36	—	—	—	—
1.50%	1.38	—	1.13	1.21	—
1.55%	2.35	1.53	1.70	1.21	1.61
1.65%	2.33	1.51	1.68	1.21	1.60
1.70%	1.36	—	1.11	1.21	—
1.80%	1.03	—	—	—	—
1.90%	1.03	—	—	—	—
1.95%	1.35	—	—	—	—
2.00%	1.02	—	—	—	—
2.05%	1.35	—	—	—	—

VP Ptnrs
Sm Cap Val,
Subaccount	Cl 3

1.00%	$2.51
1.05%	1.27
1.10%	2.48
1.15%	1.46
1.20%	1.25
1.25%	2.45
1.30%	2.43
1.35%	2.42
1.40%	2.41
1.45%	1.30
1.50%	1.42
1.55%	2.38
1.65%	2.35
1.70%	1.40
1.80%	1.07
1.90%	1.06
1.95%	1.28
2.00%	1.06
2.05%	1.28

30  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	Col VP
	Bal Wealth Strategy,	Global Thematic	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Subaccount	Cl B	Gro, Cl B	Cl B	Cl B	Cl 3

1.00%	2,628	7,017	956	1,957	6,752
1.05%	—	—	—	—	374,384
1.10%	89,156	35,244	38,697	4,761	—
1.15%	9,979	—	—	—	11,535
1.20%	—	—	—	—	—
1.25%	—	—	—	—	1,522
1.30%	—	—	—	—	21,636
1.35%	83,892	—	141,849	1,784	70,472
1.40%	47	853	6,213	6,319	147,272
1.45%	—	—	—	—	—
1.50%	2,245	—	—	—	2,995
1.55%	—	—	—	—	1,048
1.65%	—	28,144	—	30,084	—
1.70%	—	—	—	—	797
1.80%	—	—	—	—	153,603
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	187,947	71,258	187,715	44,905	792,016

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	8,465	1,465	—	—	4,935
1.05%	4,771	8,156	—	—	—
1.10%	117,432	62,506	10,720	—	121,328
1.15%	43,304	310,960	—	55,426	—
1.20%	—	—	—	—	—
1.25%	99,900	3,170	—	—	25,066
1.30%	24,924	206,269	—	61,604	16,771
1.35%	146,959	195,076	—	79,149	342,293
1.40%	148,205	15,618	—	85,939	—
1.45%	—	—	—	—	—
1.50%	36,434	489,581	—	70,777	—
1.55%	—	7,664	—	3,912	—
1.65%	—	976	—	—	49,384
1.70%	6,655	71,413	—	—	16,534
1.80%	—	—	—	—	2,363
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	637,049	1,372,854	10,720	356,807	578,674

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  31

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund, Serv	Gro, Serv	Mid Cap, Serv	Overseas, Serv
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	4,026	62,636	1,840	19,614	4,181
1.05%	—	1,776	—	2,583	—
1.10%	125,219	714,755	53,971	203,420	51,903
1.15%	21,488	541,765	—	67,173	20,916
1.20%	—	14,279	—	3,386	—
1.25%	75,039	31,939	18,544	13,918	2,445
1.30%	87,337	343,803	4,722	61,248	14,420
1.35%	289,843	831,623	53,915	161,433	99,420
1.40%	16,371	85,670	26,278	27,694	6,115
1.45%	—	—	—	—	—
1.50%	6,062	943,657	—	120,487	23,806
1.55%	1,989	104,791	—	38,101	3,250
1.65%	148,683	90,320	132,712	129,138	15,930
1.70%	67,085	82,891	—	47,741	—
1.80%	—	2,441	—	—	2,668
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	843,142	3,852,346	291,982	895,936	245,054

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT	FTVIPT
	Global Real Est,	Sm Cap Val,	Sm Mid Cap Gro,	Mutual Shares	Temp For Sec,
Subaccount	Cl 2	Cl 2	Cl 2	Sec, Cl 2	Cl 2

1.00%	4,676	1,794	12,552	48,909	3,986
1.05%	—	—	—	—	—
1.10%	11,223	57,707	120,615	262,321	86,740
1.15%	—	—	—	15,198	—
1.20%	—	—	—	—	—
1.25%	549	6,004	15,146	18,828	23,328
1.30%	5,237	1,757	48,344	70,596	—
1.35%	16,915	82,073	275,324	248,268	114,601
1.40%	—	1,761	15,845	160,959	811
1.45%	—	—	—	—	—
1.50%	—	—	4,328	7,855	—
1.55%	—	—	—	27,422	—
1.65%	9,150	9,303	57,891	111,795	29,049
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	47,750	160,399	550,045	972,151	258,515

32  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

	Invesco	Invesco VI	Invesco VI	MFS	MFS
	VI Core Eq,	Mid Cap Gro,	Val Opp,	Inv Gro Stock,	New Dis,
Subaccount	Ser II	Ser II	Ser II	Serv Cl	Serv Cl

1.00%	—	—	2,696	4,605	968
1.05%	—	—	—	—	—
1.10%	7,000	36,860	78,038	54,164	51,326
1.15%	—	—	56,501	—	8,795
1.20%	—	—	—	—	—
1.25%	—	—	—	—	15,261
1.30%	—	10,402	28,708	—	—
1.35%	—	16,159	76,952	22,802	42,402
1.40%	—	—	—	—	10,684
1.45%	—	—	—	—	—
1.50%	—	—	52,687	—	—
1.55%	—	—	1,585	—	—
1.65%	—	—	32,323	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	7,000	63,421	329,490	81,571	129,436

	MFS	MFS	Oppen	Oppen	Oppen
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Global Strategic
Subaccount	Serv Cl	Serv Cl	Serv	Serv	Inc VA, Srv

1.00%	21,410	—	31,430	573	92,223
1.05%	—	—	—	—	13,588
1.10%	265,202	21,031	318,304	106,246	331,386
1.15%	4,676	—	167,219	—	229,639
1.20%	—	—	—	—	—
1.25%	54,517	—	19,727	527	21,768
1.30%	5,447	1,262	184,399	6,884	243,601
1.35%	573,721	1,559	720,999	34,623	361,400
1.40%	20,862	371	19,744	3,667	148,595
1.45%	—	—	—	—	—
1.50%	1,971	—	274,627	23,520	208,822
1.55%	48,114	—	5,673	—	104,847
1.65%	65,221	—	17,650	—	145,501
1.70%	—	10,144	49,058	—	30,585
1.80%	—	—	2,508	—	—
1.90%	2,867	3,064	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	1,064,008	37,431	1,811,338	176,040	1,931,955

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  33

	Oppen	Put VT	Put VT	Put VT	Put VT
	Main St Sm Cap	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Subaccount	VA, Serv	Cl IB	Cl IB	Cl IB	Cl IB

1.00%	2,274	1,948	1,893	—	—
1.05%	—	—	—	—	—
1.10%	145,201	—	—	—	—
1.15%	64,632	—	—	—	—
1.20%	—	—	—	—	—
1.25%	8,359	—	—	—	—
1.30%	4,317	—	—	—	—
1.35%	168,385	15,271	5,927	—	—
1.40%	3,694	138,057	1,057	1,699	—
1.45%	—	—	—	—	—
1.50%	106,838	—	—	—	—
1.55%	33,011	—	—	—	—
1.65%	73,316	—	—	11,706	—
1.70%	14,356	—	—	—	—
1.80%	2,499	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	626,882	155,276	8,877	13,405	—

VP Ptnrs
Sm Cap Val,
Subaccount	Cl 3

1.00%	1,641
1.05%	—
1.10%	—
1.15%	155,355
1.20%	—
1.25%	—
1.30%	87,488
1.35%	93,991
1.40%	2,100
1.45%	—
1.50%	242,530
1.55%	3,922
1.65%	—
1.70%	41,449
1.80%	2,263
1.90%	—
1.95%	—
2.00%	—
2.05%	—

Total	630,739

34  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	Col VP
	Bal Wealth Strategy,	Global Thematic	Gro & Inc,	Lg Cap Gro,	Cash Mgmt,
Subaccount	Cl B	Gro, Cl B	Cl B	Cl B	Cl 3

1.00%	$3,136	$10,606	$1,747	$3,321	$7,101
1.05%	96	67	174	—	384,657
1.10%	105,964	52,754	68,406	7,895	1,993
1.15%	11,834	67	103	—	12,111
1.20%	95	67	172	—	2,039
1.25%	95	67	114	119	2,338
1.30%	122	67	89	131	22,138
1.35%	98,644	85	246,680	2,888	71,814
1.40%	90	1,241	10,754	10,175	160,371
1.45%	—	76	101	—	2,008
1.50%	2,621	66	118	—	3,059
1.55%	94	66	115	116	2,038
1.65%	83	39,915	107	47,267	2,009
1.70%	93	65	116	—	1,985
1.80%	—	73	110	—	144,519
1.90%	—	72	110	—	1,998
1.95%	—	75	100	—	1,983
2.00%	—	72	109	—	1,982
2.05%	—	75	100	—	1,981

Total	$222,967	$105,576	$329,325	$71,912	$828,124

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Lg Cap Gro,	Lg Core Quan,	S&P 500,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$12,174	$3,393	$67	$109	$8,940
1.05%	6,547	8,950	88	116	93
1.10%	167,978	143,421	16,981	107	217,647
1.15%	59,199	419,184	64	66,207	65
1.20%	172	97	87	113	92
1.25%	140,273	7,175	66	105	44,302
1.30%	34,827	464,263	65	72,696	29,504
1.35%	204,528	436,806	107	93,011	599,155
1.40%	235,274	34,801	65	99,212	123
1.45%	85	13	14	109	13
1.50%	48,411	641,372	179	82,168	11
1.55%	88	16,820	65	4,521	11
1.65%	129	2,122	64	14	83,944
1.70%	8,710	92,041	173	14	19,912
1.80%	2,465	63	68	108	2,281
1.90%	87	91	68	106	71
1.95%	85	13	14	14	13
2.00%	2,439	63	67	104	71
2.05%	84	12	14	14	13

Total	$923,555	$2,270,700	$18,316	$418,848	$1,006,261

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  35

	Col VP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	US Govt Mtge,	Contrafund, Serv	Gro, Serv	Mid Cap, Serv	Overseas, Serv
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$4,460	$137,276	$3,315	$56,104	$8,856
1.05%	77	2,207	186	3,384	83
1.10%	137,991	1,551,252	94,992	576,165	108,924
1.15%	23,851	797,663	151	109,556	26,079
1.20%	77	17,592	184	4,379	82
1.25%	81,524	68,249	32,163	38,812	5,057
1.30%	94,153	731,598	8,149	170,125	29,707
1.35%	311,022	1,761,344	92,594	446,199	203,610
1.40%	17,488	180,529	44,912	76,169	12,460
1.45%	77	125	—	89	85
1.50%	6,542	1,350,449	147	190,970	28,904
1.55%	2,092	217,607	173	103,318	6,540
1.65%	154,909	185,742	221,320	346,378	31,672
1.70%	71,212	116,700	145	74,456	79
1.80%	2,015	2,430	—	146	2,008
1.90%	77	123	—	145	71
1.95%	77	124	—	88	84
2.00%	1,994	135	—	144	71
2.05%	77	124	—	87	84

Total	$909,715	$7,121,269	$498,431	$2,196,714	$464,456

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT	FTVIPT
	Global Real Est,	Sm Cap Val,	Sm Mid Cap Gro,	Mutual Shares	Temp For Sec,
Subaccount	Cl 2	Cl 2	Cl 2	Sec, Cl 2	Cl 2

1.00%	$8,223	$4,767	$26,482	$86,822	$8,927
1.05%	—	—	131	95	—
1.10%	19,541	150,560	251,984	461,198	192,385
1.15%	—	—	103	19,475	—
1.20%	—	—	129	94	—
1.25%	942	15,439	31,182	32,609	50,987
1.30%	8,945	4,494	99,041	121,667	75
1.35%	29,496	208,936	561,274	425,992	252,270
1.40%	114	4,461	32,143	274,754	1,746
1.45%	—	—	—	—	—
1.50%	—	—	5,543	9,781	—
1.55%	87	81	75	46,122	94
1.65%	15,494	22,997	114,595	186,210	62,123
1.70%	—	—	94	91	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	$82,842	$411,735	$1,122,776	$1,664,910	$568,607

36  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	MFS	MFS
	Core Eq,	Mid Cap Gro,	Val Opp,	Inv Gro Stock,	New Dis,
Subaccount	Ser II	Ser II	Ser II	Serv Cl	Serv Cl

1.00%	$120	$75	$4,176	$8,247	$2,430
1.05%	—	75	72	101	122
1.10%	8,440	35,955	118,796	96,053	121,965
1.15%	—	75	55,383	65	14,689
1.20%	—	75	71	100	121
1.25%	118	75	164	88	35,737
1.30%	118	10,133	42,851	84	210
1.35%	117	15,735	114,305	39,455	98,319
1.40%	117	75	90	69	24,654
1.45%	—	75	—	—	—
1.50%	—	74	50,294	66	121
1.55%	116	74	2,308	68	103
1.65%	115	74	46,626	83	102
1.70%	—	74	79	64	119
1.80%	—	74	—	—	—
1.90%	—	74	—	—	—
1.95%	—	74	—	—	—
2.00%	—	74	—	—	—
2.05%	—	74	—	—	—

Total	$9,261	$63,014	$435,215	$144,543	$298,692

	MFS	MFS	Oppen	Oppen	Oppen
	Total Return,	Utilities,	Cap Appr VA,	Global VA,	Global Strategic
Subaccount	Serv Cl	Serv Cl	Serv	Serv	Inc VA, Srv

1.00%	$34,358	$162	$51,436	$1,610	$164,702
1.05%	123	169	199	187	19,810
1.10%	421,407	72,620	515,877	267,236	586,000
1.15%	5,875	131	191,815	146	340,931
1.20%	122	167	197	185	93
1.25%	85,364	158	31,506	1,306	37,917
1.30%	8,489	4,428	292,984	16,975	422,368
1.35%	889,567	5,254	1,140,237	84,977	623,619
1.40%	32,190	1,246	31,072	8,958	255,185
1.45%	88	131	187	122	88
1.50%	2,496	155	306,224	33,736	301,357
1.55%	73,226	117	8,797	150	177,509
1.65%	98,198	132	27,103	118	243,807
1.70%	90	20,658	53,820	140	43,442
1.80%	101	130	2,293	138	95
1.90%	2,987	3,415	166	137	90
1.95%	87	129	184	121	88
2.00%	99	129	165	137	94
2.05%	87	129	184	120	88

Total	$1,654,954	$109,460	$2,654,446	$416,499	$3,217,283

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  37

	Oppen	Put VT	Put VT	Put VT	Put VT
	Main St Sm Cap	Gro & Inc,	Intl Eq,	Multi-Cap Gro,	Research,
Subaccount	VA, Serv	Cl IB	Cl IB	Cl IB	Cl IB

1.00%	$5,652	$3,145	$3,390	$90	$79
1.05%	125	—	97	90	—
1.10%	357,286	92	60	89	92
1.15%	91,715	—	96	89	—
1.20%	124	—	96	89	—
1.25%	20,271	78	72	89	78
1.30%	10,418	110	80	104	78
1.35%	404,294	23,824	10,252	89	77
1.40%	8,826	167,561	1,817	2,067	77
1.45%	96	—	—	—	—
1.50%	147,352	—	94	89	—
1.55%	77,793	94	77	88	75
1.65%	170,949	108	80	14,161	75
1.70%	19,483	—	93	88	—
1.80%	2,678	—	—	—	—
1.90%	99	—	—	—	—
1.95%	95	—	—	—	—
2.00%	98	—	—	—	—
2.05%	95	—	—	—	—

Total	$1,317,449	$195,012	$16,304	$17,222	$631

VP Ptnrs
Sm Cap Val,
Subaccount	Cl 3

1.00%	$4,114
1.05%	100
1.10%	11
1.15%	227,231
1.20%	99
1.25%	107
1.30%	213,008
1.35%	227,664
1.40%	5,060
1.45%	12
1.50%	344,776
1.55%	9,316
1.65%	12
1.70%	57,975
1.80%	2,498
1.90%	78
1.95%	12
2.00%	78
2.05%	12

Total	$1,092,163

9.	FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Bal Wealth Strategy, Cl B
2012	188	$1.19	to	$1.16	$223	1.87%	1.00%	to	1.70%	12.24%		to	11.46%
2011	196	$1.06	to	$1.04	$208	2.24%	1.00%	to	1.70%	(4.02%	)	to	(4.68%	)
2010	289	$1.11	to	$1.09	$319	2.50%	1.00%	to	1.70%	9.20%		to	8.44%
2009	292	$1.01	to	$1.00	$295	0.90%	1.00%	to	1.70%	23.21%		to	22.36%
2008	290	$0.82	to	$0.82	$239	—	1.00%	to	1.70%	(17.72%	)(5)	to	(17.87%	)(5)

38  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2012	71	$1.51	to	$1.05	$106	—	1.00%	to	2.05%	12.11%		to	10.94%
2011	95	$1.35	to	$0.95	$126	0.35%	1.00%	to	2.05%	(24.17%	)	to	(24.97%	)
2010	102	$1.78	to	$1.26	$180	1.96%	1.00%	to	2.05%	17.40%		to	25.60%	(6)
2009	102	$1.51	to	$0.76	$153	—	1.00%	to	2.00%	51.62%		to	50.11%
2008	132	$1.00	to	$0.51	$130	—	1.00%	to	2.00%	(47.99%	)	to	(48.51%	)

AB VPS Gro & Inc, Cl B
2012	188	$1.79	to	$1.39	$329	1.28%	1.00%	to	2.05%	16.08%		to	14.86%
2011	219	$1.54	to	$1.21	$326	1.13%	1.00%	to	2.05%	5.02%		to	3.92%
2010	396	$1.46	to	$1.16	$563	—	1.00%	to	2.05%	11.68%		to	15.67%	(6)
2009	716	$1.31	to	$0.66	$910	3.58%	1.00%	to	2.00%	19.15%		to	17.97%
2008	777	$1.10	to	$0.56	$838	1.81%	1.00%	to	2.00%	(41.28%	)	to	(41.87%	)

AB VPS Lg Cap Gro, Cl B
2012	45	$1.67	to	$1.57	$72	0.03%	1.00%	to	1.65%	14.97%		to	14.22%
2011	61	$1.46	to	$1.38	$85	0.09%	1.00%	to	1.65%	(4.23%	)	to	(4.85%	)
2010	149	$1.52	to	$1.45	$219	0.27%	1.00%	to	1.65%	8.74%		to	8.04%
2009	161	$1.40	to	$1.34	$219	—	1.00%	to	1.65%	35.74%		to	34.86%
2008	198	$1.03	to	$0.99	$199	—	1.00%	to	1.65%	(40.42%	)	to	(40.81%	)

Col VP Cash Mgmt, Cl 3
2012	792	$1.05	to	$0.95	$828	0.01%	1.00%	to	2.05%	(0.99%	)	to	(2.03%	)
2011	911	$1.06	to	$0.97	$965	0.01%	1.00%	to	2.05%	(0.98%	)	to	(2.02%	)
2010	983	$1.07	to	$0.99	$1,052	0.01%	1.00%	to	2.05%	(0.98%	)	to	(0.92%	)(6)
2009	1,837	$1.08	to	$0.99	$1,953	0.05%	1.00%	to	2.00%	(0.84%	)	to	(1.85%	)
2008	1,059	$1.09	to	$1.01	$1,158	2.28%	1.00%	to	2.00%	1.25%		to	0.24%

Col VP Div Bond, Cl 3
2012	637	$1.44	to	$1.12	$924	4.04%	1.00%	to	2.05%	6.50%		to	5.37%
2011	805	$1.35	to	$1.06	$1,092	4.67%	1.00%	to	2.05%	5.63%		to	4.53%
2010	1,239	$1.28	to	$1.01	$1,580	2.55%	1.00%	to	2.05%	7.25%		to	1.29%	(6)
2009	6,439	$1.19	to	$1.04	$7,471	4.22%	1.00%	to	2.00%	13.28%		to	12.16%
2008	5,770	$1.05	to	$0.93	$5,954	0.41%	1.00%	to	2.00%	(7.25%	)	to	(8.17%	)

Col VP Divd Opp, Cl 3
2012	1,373	$2.32	to	$1.25	$2,271	—	1.00%	to	2.05%	12.86%		to	11.67%
2011	1,577	$2.05	to	$1.12	$2,359	—	1.00%	to	2.05%	(5.95%	)	to	(6.93%	)
2010	1,706	$2.18	to	$1.20	$2,749	—	1.00%	to	2.05%	15.67%		to	20.49%	(6)
2009	6,143	$1.89	to	$0.70	$7,594	—	1.00%	to	2.00%	26.19%		to	24.93%
2008	5,510	$1.50	to	$0.56	$5,501	0.07%	1.00%	to	2.00%	(41.06%	)	to	(41.65%	)

Col VP Lg Cap Gro, Cl 3
2012	11	$1.60	to	$1.34	$18	—	1.00%	to	2.05%	18.96%		to	17.71%
2011	12	$1.34	to	$1.14	$17	—	1.00%	to	2.05%	(4.18%	)	to	(5.18%	)
2010	15	$1.40	to	$1.20	$22	—	1.00%	to	2.05%	16.00%		to	20.23%	(6)
2009	31	$1.21	to	$0.69	$38	—	1.00%	to	2.00%	35.63%		to	34.28%
2008	39	$0.89	to	$0.51	$35	0.26%	1.00%	to	2.00%	(44.90%	)	to	(45.45%	)

Col VP Lg Core Quan, Cl 3
2012	357	$1.06	to	$1.38	$419	—	1.00%	to	2.05%	12.74%		to	11.56%
2011	538	$0.94	to	$1.24	$562	—	1.00%	to	2.05%	4.19%		to	3.10%
2010	594	$0.90	to	$1.20	$597	—	1.00%	to	2.05%	16.17%		to	20.09%	(6)
2009	643	$0.78	to	$0.65	$559	—	1.00%	to	2.00%	22.92%		to	21.70%
2008	642	$0.63	to	$0.54	$455	0.23%	1.00%	to	2.00%	(42.74%	)	to	(43.31%	)

Col VP S&P 500, Cl 3
2012	579	$1.81	to	$1.32	$1,006	—	1.00%	to	2.05%	14.40%		to	13.19%
2011	650	$1.58	to	$1.17	$992	—	1.00%	to	2.05%	0.62%		to	(0.43%	)
2010	870	$1.57	to	$1.17	$1,330	—	1.00%	to	2.05%	13.57%		to	17.18%	(6)
2009	883	$1.39	to	$0.73	$1,193	—	1.00%	to	2.00%	24.75%		to	23.51%
2008	984	$1.11	to	$0.59	$1,072	0.07%	1.00%	to	2.00%	(37.72%	)	to	(38.34%	)

Col VP US Govt Mtge, Cl 3
2012	843	$1.11	to	$0.99	$910	0.91%	1.00%	to	2.05%	0.62%		to	(0.44%	)
2011	938	$1.10	to	$0.99	$1,010	0.89%	1.00%	to	2.05%	0.38%		to	(0.67%	)
2010	1,080	$1.10	to	$1.00	$1,164	0.83%	1.00%	to	2.05%	1.98%		to	(0.25%	)(6)
2009	1,776	$1.08	to	$1.00	$1,884	2.84%	1.00%	to	2.00%	4.48%		to	3.44%
2008	1,464	$1.03	to	$0.96	$1,494	0.14%	1.00%	to	2.00%	(3.61%	)	to	(4.57%	)

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  39

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Contrafund, Serv Cl 2
2012	3,852	$2.19	to	$1.30	$7,121	1.06%	1.00%	to	2.05%	14.98%		to	13.77%
2011	4,737	$1.91	to	$1.14	$7,728	0.75%	1.00%	to	2.05%	(3.75%	)	to	(4.75%	)
2010	5,461	$1.98	to	$1.20	$9,408	0.98%	1.00%	to	2.05%	15.76%		to	19.13%	(6)
2009	6,689	$1.71	to	$0.75	$9,681	1.09%	1.00%	to	2.00%	34.12%		to	32.79%
2008	8,726	$1.28	to	$0.56	$9,221	0.83%	1.00%	to	2.00%	(43.26%	)	to	(43.82%	)

Fid VIP Gro, Serv Cl 2
2012	292	$1.78	to	$1.21	$498	0.34%	1.00%	to	1.70%	13.26%		to	12.47%
2011	330	$1.57	to	$1.08	$501	0.12%	1.00%	to	1.70%	(1.03%	)	to	(1.71%	)
2010	376	$1.59	to	$1.09	$580	0.03%	1.00%	to	1.70%	22.63%		to	21.77%
2009	389	$1.29	to	$0.90	$491	0.20%	1.00%	to	1.70%	26.69%		to	25.80%
2008	394	$1.02	to	$0.71	$394	0.60%	1.00%	to	1.70%	(47.83%	)	to	(48.20%	)

Fid VIP Mid Cap, Serv Cl 2
2012	896	$2.86	to	$1.21	$2,197	0.38%	1.00%	to	2.05%	13.42%		to	12.23%
2011	977	$2.52	to	$1.08	$2,133	0.02%	1.00%	to	2.05%	(11.74%	)	to	(12.66%	)
2010	1,184	$2.86	to	$1.24	$3,045	0.09%	1.00%	to	2.05%	27.29%		to	22.89%	(6)
2009	2,649	$2.24	to	$0.79	$4,671	0.45%	1.00%	to	2.00%	38.36%		to	36.99%
2008	3,047	$1.62	to	$0.58	$3,849	0.25%	1.00%	to	2.00%	(40.21%	)	to	(40.80%	)

Fid VIP Overseas, Serv Cl 2
2012	245	$2.12	to	$1.17	$464	1.62%	1.00%	to	2.05%	19.18%		to	17.94%
2011	320	$1.78	to	$0.99	$509	1.16%	1.00%	to	2.05%	(18.16%	)	to	(19.02%	)
2010	331	$2.17	to	$1.22	$654	1.22%	1.00%	to	2.05%	11.71%		to	22.46%	(6)
2009	330	$1.95	to	$0.68	$580	1.96%	1.00%	to	2.00%	24.96%		to	23.73%
2008	354	$1.56	to	$0.55	$504	2.35%	1.00%	to	2.00%	(44.52%	)	to	(45.07%	)

FTVIPT Frank Global Real Est, Cl 2
2012	48	$1.76	to	$1.69	$83	—	1.00%	to	1.65%	26.14%		to	25.32%
2011	56	$1.39	to	$1.35	$78	7.57%	1.00%	to	1.65%	(6.59%	)	to	(7.19%	)
2010	119	$1.49	to	$1.46	$174	2.78%	1.00%	to	1.65%	19.77%		to	18.99%
2009	121	$1.25	to	$1.22	$149	12.56%	1.00%	to	1.65%	17.90%		to	17.13%
2008	154	$1.06	to	$1.04	$162	1.04%	1.00%	to	1.65%	(42.97%	)	to	(43.34%	)

FTVIPT Frank Sm Cap Val, Cl 2
2012	160	$2.63	to	$2.47	$412	0.74%	1.00%	to	1.65%	17.21%		to	16.45%
2011	194	$2.25	to	$2.12	$425	0.71%	1.00%	to	1.65%	(4.72%	)	to	(5.33%	)
2010	251	$2.36	to	$2.24	$579	0.73%	1.00%	to	1.65%	26.95%		to	26.12%
2009	239	$1.86	to	$1.78	$435	1.63%	1.00%	to	1.65%	27.87%		to	27.04%
2008	263	$1.45	to	$1.40	$376	1.18%	1.00%	to	1.65%	(33.68%	)	to	(34.11%	)

FTVIPT Frank Sm Mid Cap Gro, Cl 2
2012	550	$2.11	to	$1.26	$1,123	—	1.00%	to	1.70%	9.75%		to	8.98%
2011	555	$1.92	to	$1.16	$1,028	—	1.00%	to	1.70%	(5.78%	)	to	(6.43%	)
2010	572	$2.04	to	$1.24	$1,128	—	1.00%	to	1.70%	26.36%		to	25.47%
2009	575	$1.61	to	$0.98	$900	—	1.00%	to	1.70%	42.15%		to	41.15%
2008	625	$1.14	to	$0.70	$694	—	1.00%	to	1.70%	(43.07%	)	to	(43.47%	)

FTVIPT Mutual Shares Sec, Cl 2
2012	972	$1.78	to	$1.23	$1,665	1.92%	1.00%	to	1.70%	13.10%		to	12.31%
2011	1,323	$1.57	to	$1.09	$2,011	2.30%	1.00%	to	1.70%	(2.03%	)	to	(2.70%	)
2010	1,803	$1.60	to	$1.12	$2,805	1.60%	1.00%	to	1.70%	10.09%		to	9.32%
2009	1,955	$1.46	to	$1.03	$2,760	1.90%	1.00%	to	1.70%	24.80%		to	23.92%
2008	2,361	$1.17	to	$0.83	$2,672	3.01%	1.00%	to	1.70%	(37.73%	)	to	(38.17%	)

FTVIPT Temp For Sec, Cl 2
2012	259	$2.24	to	$2.14	$569	2.90%	1.00%	to	1.65%	17.05%		to	16.29%
2011	302	$1.91	to	$1.84	$568	1.72%	1.00%	to	1.65%	(11.52%	)	to	(12.09%	)
2010	366	$2.16	to	$2.09	$781	1.91%	1.00%	to	1.65%	7.33%		to	6.63%
2009	363	$2.02	to	$1.96	$724	3.03%	1.00%	to	1.65%	35.68%		to	34.80%
2008	326	$1.49	to	$1.46	$481	2.44%	1.00%	to	1.65%	(40.97%	)	to	(41.36%	)

Invesco VI Core Eq, Ser II
2012	7	$1.21	to	$1.16	$9	0.86%	1.00%	to	1.65%	12.48%		to	11.75%
2011	8	$1.08	to	$1.04	$9	0.77%	1.00%	to	1.65%	(1.29%	)	to	(1.92%	)
2010	8	$1.09	to	$1.06	$9	0.80%	1.00%	to	1.65%	8.16%		to	7.46%
2009	9	$1.01	to	$0.99	$10	1.73%	1.00%	to	1.65%	26.70%		to	25.89%
2008	8	$0.80	to	$0.78	$7	2.01%	1.00%	to	1.65%	(31.02%	)	to	(31.46%	)

40  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Mid Cap Gro, Ser II
2012	63	$0.98	to	$0.97	$63	—	1.00%	to	2.05%	(2.40%	)(8)	to	(3.09%	)(8)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Invesco VI Val Opp, Ser II
2012	329	$1.54	to	$0.94	$435	1.09%	1.00%	to	1.70%	16.48%		to	15.67%
2011	514	$1.32	to	$0.81	$589	0.64%	1.00%	to	1.70%	(4.35%	)	to	(5.02%	)
2010	618	$1.38	to	$0.85	$753	0.36%	1.00%	to	1.70%	5.88%		to	5.14%
2009	636	$1.30	to	$0.81	$739	1.23%	1.00%	to	1.70%	46.27%		to	45.25%
2008	636	$0.89	to	$0.56	$503	0.54%	1.00%	to	1.70%	(52.38%	)	to	(52.72%	)

MFS Inv Gro Stock, Serv Cl
2012	82	$1.79	to	$1.29	$145	0.23%	1.00%	to	1.70%	15.52%		to	14.72%
2011	99	$1.55	to	$1.12	$152	0.27%	1.00%	to	1.70%	(0.63%	)	to	(1.32%	)
2010	194	$1.56	to	$1.14	$298	0.29%	1.00%	to	1.70%	11.04%		to	10.27%
2009	211	$1.41	to	$1.03	$292	0.45%	1.00%	to	1.70%	37.71%		to	36.74%
2008	225	$1.02	to	$0.76	$227	0.29%	1.00%	to	1.70%	(37.61%	)	to	(38.04%	)

MFS New Dis, Serv Cl
2012	129	$2.40	to	$1.60	$299	—	1.00%	to	1.70%	19.69%		to	18.85%
2011	141	$2.01	to	$1.34	$273	—	1.00%	to	1.70%	(11.38%	)	to	(12.00%	)
2010	186	$2.26	to	$1.53	$407	—	1.00%	to	1.70%	34.59%		to	33.65%
2009	180	$1.68	to	$1.14	$294	—	1.00%	to	1.70%	61.30%		to	60.17%
2008	186	$1.04	to	$0.71	$189	—	1.00%	to	1.70%	(40.12%	)	to	(40.54%	)

MFS Total Return, Serv Cl
2012	1,064	$1.60	to	$1.18	$1,655	2.33%	1.00%	to	2.05%	9.83%		to	8.67%
2011	1,421	$1.46	to	$1.09	$2,020	2.33%	1.00%	to	2.05%	0.58%		to	(0.47%	)
2010	1,891	$1.45	to	$1.09	$2,683	2.57%	1.00%	to	2.05%	8.54%		to	8.86%	(6)
2009	1,936	$1.34	to	$0.86	$2,540	3.56%	1.00%	to	2.00%	16.55%		to	15.39%
2008	2,161	$1.15	to	$0.75	$2,441	2.90%	1.00%	to	2.00%	(23.09%	)	to	(23.86%	)

MFS Utilities, Serv Cl
2012	37	$3.49	to	$1.35	$109	5.98%	1.00%	to	2.05%	12.08%		to	10.91%
2011	56	$3.11	to	$1.22	$148	2.95%	1.00%	to	2.05%	5.45%		to	4.35%
2010	66	$2.95	to	$1.17	$180	2.90%	1.00%	to	2.05%	12.38%		to	15.57%	(6)
2009	62	$2.63	to	$0.83	$156	6.02%	1.00%	to	2.00%	31.55%		to	30.24%
2008	73	$2.00	to	$0.64	$145	1.20%	1.00%	to	2.00%	(38.43%	)	to	(39.04%	)

Oppen Cap Appr VA, Serv
2012	1,811	$1.64	to	$1.28	$2,654	0.38%	1.00%	to	2.05%	12.67%		to	11.49%
2011	2,156	$1.45	to	$1.15	$2,829	0.11%	1.00%	to	2.05%	(2.35%	)	to	(3.37%	)
2010	2,463	$1.49	to	$1.19	$3,342	—	1.00%	to	2.05%	8.06%		to	18.13%	(6)
2009	2,502	$1.38	to	$0.73	$3,150	0.01%	1.00%	to	2.00%	42.72%		to	41.30%
2008	2,711	$0.96	to	$0.51	$2,390	—	1.00%	to	2.00%	(46.20%	)	to	(46.74%	)

Oppen Global VA, Serv
2012	176	$2.54	to	$1.25	$416	1.86%	1.00%	to	2.05%	19.74%		to	18.49%
2011	190	$2.12	to	$1.06	$378	1.07%	1.00%	to	2.05%	(9.44%	)	to	(10.38%	)
2010	247	$2.34	to	$1.18	$546	1.18%	1.00%	to	2.05%	14.55%		to	17.64%	(6)
2009	235	$2.04	to	$0.76	$452	2.03%	1.00%	to	2.00%	37.97%		to	36.59%
2008	256	$1.48	to	$0.56	$359	1.29%	1.00%	to	2.00%	(40.93%	)	to	(41.52%	)

Oppen Global Strategic Inc VA, Srv
2012	1,932	$1.79	to	$1.16	$3,217	5.51%	1.00%	to	2.05%	12.02%		to	10.86%
2011	2,286	$1.59	to	$1.05	$3,400	2.95%	1.00%	to	2.05%	(0.35%	)	to	(1.39%	)
2010	2,833	$1.60	to	$1.06	$4,273	12.14%	1.00%	to	2.05%	13.63%		to	6.38%	(6)
2009	6,588	$1.41	to	$0.99	$8,378	0.23%	1.00%	to	2.00%	17.23%		to	16.05%
2008	6,301	$1.20	to	$0.86	$6,955	4.75%	1.00%	to	2.00%	(15.34%	)	to	(16.18%	)

Oppen Main St Sm Cap VA, Serv
2012	627	$2.49	to	$1.35	$1,317	0.32%	1.00%	to	2.05%	16.50%		to	15.28%
2011	709	$2.13	to	$1.17	$1,305	0.41%	1.00%	to	2.05%	(3.35%	)	to	(4.36%	)
2010	863	$2.21	to	$1.22	$1,686	0.43%	1.00%	to	2.05%	21.83%		to	21.25%	(6)
2009	1,171	$1.81	to	$0.77	$1,905	0.64%	1.00%	to	2.00%	35.52%		to	34.18%
2008	1,220	$1.34	to	$0.57	$1,478	0.28%	1.00%	to	2.00%	(38.62%	)	to	(39.23%	)

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  41

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Gro & Inc, Cl IB
2012	155	$1.61	to	$1.51	$195	1.70%	1.00%	to	1.65%	17.95%		to	17.19%
2011	162	$1.37	to	$1.29	$173	1.24%	1.00%	to	1.65%	(5.59%	)	to	(6.20%	)
2010	184	$1.45	to	$1.38	$209	1.62%	1.00%	to	1.65%	13.24%		to	12.50%
2009	210	$1.28	to	$1.22	$214	2.77%	1.00%	to	1.65%	28.52%		to	27.69%
2008	288	$1.00	to	$0.96	$228	2.36%	1.00%	to	1.65%	(39.31%	)	to	(39.71%	)

Put VT Intl Eq, Cl IB
2012	9	$1.79	to	$1.11	$16	2.16%	1.00%	to	1.70%	20.70%		to	19.86%
2011	9	$1.48	to	$0.93	$14	3.33%	1.00%	to	1.70%	(17.76%	)	to	(18.33%	)
2010	41	$1.80	to	$1.14	$72	3.74%	1.00%	to	1.70%	8.93%		to	8.18%
2009	46	$1.66	to	$1.05	$75	—	1.00%	to	1.70%	23.39%		to	22.53%
2008	59	$1.34	to	$0.86	$78	2.13%	1.00%	to	1.70%	(44.51%	)	to	(44.89%	)

Put VT Multi-Cap Gro, Cl IB
2012	13	$1.23	to	$1.21	$17	0.23%	1.00%	to	1.70%	15.59%		to	14.79%
2011	13	$1.06	to	$1.05	$15	0.25%	1.00%	to	1.70%	(6.02%	)	to	(6.68%	)
2010	23	$1.13	to	$1.13	$26	—	1.00%	to	1.70%	13.01%	(7)	to	12.80%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Put VT Research, Cl IB
2012	—	$1.70	to	$1.60	$1	0.99%	1.00%	to	1.65%	16.75%		to	15.98%
2011	—	$1.46	to	$1.38	$1	1.12%	1.00%	to	1.65%	(2.72%	)	to	(3.35%	)
2010	6	$1.50	to	$1.42	$9	1.02%	1.00%	to	1.65%	15.21%		to	14.47%
2009	6	$1.30	to	$1.24	$8	1.10%	1.00%	to	1.65%	31.85%		to	31.00%
2008	6	$0.99	to	$0.95	$6	0.20%	1.00%	to	1.65%	(39.16%	)	to	(39.56%	)

VP Ptnrs Sm Cap Val, Cl 3
2012	631	$2.51	to	$1.28	$1,092	—	1.00%	to	2.05%	12.38%		to	11.20%
2011	780	$2.23	to	$1.15	$1,255	—	1.00%	to	2.05%	(5.40%	)	to	(6.39%	)
2010	803	$2.36	to	$1.23	$1,386	—	1.00%	to	2.05%	23.20%		to	22.62%	(6)
2009	926	$1.91	to	$0.83	$1,308	—	1.00%	to	2.00%	35.19%		to	33.85%
2008	978	$1.42	to	$0.62	$1,033	0.11%	1.00%	to	2.00%	(32.25%	)	to	(32.93%	)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on Sept. 26, 2008.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 27, 2012.

42  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.11	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51	$1.47	$1.41	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	8	8	8	2

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56	$1.51	$1.37	$1.00
Accumulation unit value at end of period	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56	$1.51	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.52	$1.40	$1.03	$1.73	$1.54	$1.56	$1.37	$1.28	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.52	$1.40	$1.03	$1.73	$1.54	$1.56	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	5	5	5	96	111	1	1	1	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	7	8	8	65	65	65	1

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00	$1.78	$1.52	$1.00
Accumulation unit value at end of period	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00	$1.78	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	11	11	12	82	82	82	9

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44	$1.34	$1.25	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50	$1.45	$1.33	$1.00
Accumulation unit value at end of period	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	53	55	56	1

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	102	9	9	10	14	11

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75	$1.52	$1.33	$1.00
Accumulation unit value at end of period	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75	$1.52	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	63	65	68	71	78	115	173	185	198	18

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.57	$1.59	$1.29	$1.02	$1.96	$1.56	$1.48	$1.42	$1.39	$1.00
Accumulation unit value at end of period	$1.78	$1.57	$1.59	$1.29	$1.02	$1.96	$1.56	$1.48	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14	$1.83	$1.48	$1.00
Accumulation unit value at end of period	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14	$1.83	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	21	21	49	52	71	75	5

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08	$1.77	$1.57	$1.00
Accumulation unit value at end of period	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08	$1.77	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	6	7	36	70	71	71	2

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.49	$1.25	$1.06	$1.85	$2.37	$1.98	$1.76	$1.35	$1.00
Accumulation unit value at end of period	$1.76	$1.39	$1.49	$1.25	$1.06	$1.85	$2.37	$1.98	$1.76	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	9	9	9	10	10	11	8

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.25	$2.36	$1.86	$1.45	$2.19	$2.27	$1.96	$1.82	$1.48	$1.00
Accumulation unit value at end of period	$2.63	$2.25	$2.36	$1.86	$1.45	$2.19	$2.27	$1.96	$1.82	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.92	$2.04	$1.61	$1.14	$2.00	$1.81	$1.68	$1.62	$1.47	$1.00
Accumulation unit value at end of period	$2.11	$1.92	$2.04	$1.61	$1.14	$2.00	$1.81	$1.68	$1.62	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	12	44	44	44	3

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.57	$1.60	$1.46	$1.17	$1.87	$1.83	$1.56	$1.42	$1.28	$1.00
Accumulation unit value at end of period	$1.78	$1.57	$1.60	$1.46	$1.17	$1.87	$1.83	$1.56	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	49	49	50	51	53	83	149	155	163	42

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.91	$2.16	$2.02	$1.49	$2.52	$2.20	$1.83	$1.68	$1.43	$1.00
Accumulation unit value at end of period	$2.24	$1.91	$2.16	$2.02	$1.49	$2.52	$2.20	$1.83	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	5	5	6	7	3

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.30	$0.89	$1.87	$1.86	$1.67	$1.60	$1.46	$1.00
Accumulation unit value at end of period	$1.54	$1.32	$1.38	$1.30	$0.89	$1.87	$1.86	$1.67	$1.60	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	2

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.41	$1.02	$1.64	$1.49	$1.40	$1.36	$1.26	$1.00
Accumulation unit value at end of period	$1.79	$1.55	$1.56	$1.41	$1.02	$1.64	$1.49	$1.40	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	6	8	9	2

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.01	$2.26	$1.68	$1.04	$1.74	$1.72	$1.54	$1.48	$1.41	$1.00
Accumulation unit value at end of period	$2.40	$2.01	$2.26	$1.68	$1.04	$1.74	$1.72	$1.54	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	21	22	23	24	25	26	26	27	28	2

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98	$1.72	$1.33	$1.00
Accumulation unit value at end of period	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98	$1.72	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	24	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49	$1.44	$1.36	$1.00
Accumulation unit value at end of period	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	31	32	33	33	33	31	69	69	68	4

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06	$1.82	$1.55	$1.00
Accumulation unit value at end of period	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06	$1.82	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	92	95	98	100	103	168	182	214	234	48

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97	$1.81	$1.53	$1.00
Accumulation unit value at end of period	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97	$1.81	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	11	11	11	12	13	13	9

44  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.28	$1.00	$1.64	$1.76	$1.54	$1.48	$1.34	$1.00
Accumulation unit value at end of period	$1.61	$1.37	$1.45	$1.28	$1.00	$1.64	$1.76	$1.54	$1.48	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	11	11	11	11	11	11	11

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.48	$1.80	$1.66	$1.34	$2.42	$2.25	$1.78	$1.60	$1.39	$1.00
Accumulation unit value at end of period	$1.79	$1.48	$1.80	$1.66	$1.34	$2.42	$2.25	$1.78	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	7	7	7	42	42	42	6

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.50	$1.30	$0.99	$1.62	$1.63	$1.48	$1.42	$1.33	$1.00
Accumulation unit value at end of period	$1.70	$1.46	$1.50	$1.30	$0.99	$1.62	$1.63	$1.48	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86	$1.78	$1.50	$1.00
Accumulation unit value at end of period	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86	$1.78	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	3	3	3	3	—

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	98	99	102	100	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.34	$1.76	$1.50	$0.99	$1.91	$1.61	$1.50	$1.47	$1.41	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.76	$1.50	$0.99	$1.91	$1.61	$1.50	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	35	55	63	63	80	78	87	87	72	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.30	$1.09	$1.87	$1.80	$1.55	$1.50	$1.37	$1.00
Accumulation unit value at end of period	$1.77	$1.52	$1.45	$1.30	$1.09	$1.87	$1.80	$1.55	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	39	42	93	136	180	163	194	210	216	147

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.51	$1.39	$1.02	$1.72	$1.53	$1.56	$1.37	$1.28	$1.00
Accumulation unit value at end of period	$1.66	$1.44	$1.51	$1.39	$1.02	$1.72	$1.53	$1.56	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	25	24	25	6

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	22	—	47	49	52	54	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	117	198	217	234	204	207	216	224	223	160

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.04	$2.17	$1.87	$1.49	$2.53	$2.36	$2.00	$1.78	$1.52	$1.00
Accumulation unit value at end of period	$2.29	$2.04	$2.17	$1.87	$1.49	$2.53	$2.36	$2.00	$1.78	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	63	68	63	68	68	66	66	61	60	2

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.33	$1.39	$1.20	$0.89	$1.61	$1.58	$1.44	$1.34	$1.25	$1.00
Accumulation unit value at end of period	$1.58	$1.33	$1.39	$1.20	$0.89	$1.61	$1.58	$1.44	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	12	15	19	26	28	34	35	20	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.57	$1.56	$1.38	$1.10	$1.78	$1.71	$1.50	$1.45	$1.33	$1.00
Accumulation unit value at end of period	$1.79	$1.57	$1.56	$1.38	$1.10	$1.78	$1.71	$1.50	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	121	131	231	250	330	326	410	467	506	159

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	125	134	234	285	335	388	354	378	382	136

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  45

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.89	$1.97	$1.70	$1.27	$2.24	$1.93	$1.75	$1.52	$1.33	$1.00
Accumulation unit value at end of period	$2.17	$1.89	$1.97	$1.70	$1.27	$2.24	$1.93	$1.75	$1.52	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	715	898	1,070	1,051	1,112	1,129	1,239	1,247	1,212	331

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.56	$1.57	$1.28	$1.01	$1.95	$1.55	$1.47	$1.41	$1.39	$1.00
Accumulation unit value at end of period	$1.76	$1.56	$1.57	$1.28	$1.01	$1.95	$1.55	$1.47	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	54	77	91	95	92	87	87	85	58	9

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.50	$2.84	$2.23	$1.61	$2.70	$2.37	$2.13	$1.82	$1.48	$1.00
Accumulation unit value at end of period	$2.83	$2.50	$2.84	$2.23	$1.61	$2.70	$2.37	$2.13	$1.82	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	203	221	295	307	337	344	393	385	393	58

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.76	$2.16	$1.93	$1.55	$2.79	$2.41	$2.07	$1.76	$1.57	$1.00
Accumulation unit value at end of period	$2.10	$1.76	$2.16	$1.93	$1.55	$2.79	$2.41	$2.07	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	52	53	70	56	80	81	92	93	96	14

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.38	$1.48	$1.24	$1.05	$1.84	$2.36	$1.98	$1.76	$1.35	$1.00
Accumulation unit value at end of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.84	$2.36	$1.98	$1.76	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	11	12	14	8	37	40	52	54	46	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.23	$2.34	$1.85	$1.44	$2.18	$2.26	$1.95	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.61	$2.23	$2.34	$1.85	$1.44	$2.18	$2.26	$1.95	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	58	56	82	62	88	89	97	90	91	25

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.91	$2.02	$1.60	$1.13	$1.99	$1.80	$1.68	$1.62	$1.47	$1.00
Accumulation unit value at end of period	$2.09	$1.91	$2.02	$1.60	$1.13	$1.99	$1.80	$1.68	$1.62	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	121	117	119	100	90	74	73	68	65	28

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.56	$1.59	$1.45	$1.16	$1.86	$1.82	$1.56	$1.42	$1.28	$1.00
Accumulation unit value at end of period	$1.76	$1.56	$1.59	$1.45	$1.16	$1.86	$1.82	$1.56	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	262	336	410	470	521	555	618	644	640	260

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.90	$2.15	$2.00	$1.48	$2.50	$2.19	$1.83	$1.68	$1.43	$1.00
Accumulation unit value at end of period	$2.22	$1.90	$2.15	$2.00	$1.48	$2.50	$2.19	$1.83	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	87	95	112	105	93	87	68	74	56	9

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	8	7	7	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.29	$0.89	$1.86	$1.86	$1.66	$1.59	$1.45	$1.00
Accumulation unit value at end of period	$1.52	$1.31	$1.37	$1.29	$0.89	$1.86	$1.86	$1.66	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	78	115	122	127	88	83	83	83	55	10

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.55	$1.40	$1.01	$1.63	$1.48	$1.40	$1.35	$1.26	$1.00
Accumulation unit value at end of period	$1.77	$1.54	$1.55	$1.40	$1.01	$1.63	$1.48	$1.40	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	54	72	98	101	112	123	127	130	137	55

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.99	$2.24	$1.67	$1.04	$1.73	$1.71	$1.53	$1.48	$1.41	$1.00
Accumulation unit value at end of period	$2.38	$1.99	$2.24	$1.67	$1.04	$1.73	$1.71	$1.53	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	51	56	66	61	64	64	63	66	67	20

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.44	$1.33	$1.14	$1.49	$1.45	$1.31	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.59	$1.45	$1.44	$1.33	$1.14	$1.49	$1.45	$1.31	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	265	368	533	607	731	782	834	860	841	397

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.08	$2.93	$2.61	$1.98	$3.23	$2.56	$1.97	$1.71	$1.33	$1.00
Accumulation unit value at end of period	$3.45	$3.08	$2.93	$2.61	$1.98	$3.23	$2.56	$1.97	$1.71	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	21	32	43	42	35	36	36	40	45	42

46  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.48	$1.37	$0.96	$1.78	$1.58	$1.49	$1.43	$1.36	$1.00
Accumulation unit value at end of period	$1.62	$1.44	$1.48	$1.37	$0.96	$1.78	$1.58	$1.49	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	318	402	465	444	422	415	441	466	438	125

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.10	$2.32	$2.03	$1.47	$2.50	$2.38	$2.05	$1.82	$1.55	$1.00
Accumulation unit value at end of period	$2.52	$2.10	$2.32	$2.03	$1.47	$2.50	$2.38	$2.05	$1.82	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	106	120	118	96	90	85	98	94	84	19

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.58	$1.59	$1.40	$1.19	$1.41	$1.30	$1.23	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.77	$1.58	$1.59	$1.40	$1.19	$1.41	$1.30	$1.23	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	331	302	523	640	656	794	888	904	868	200

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.11	$2.19	$1.80	$1.33	$2.17	$2.22	$1.96	$1.81	$1.53	$1.00
Accumulation unit value at end of period	$2.46	$2.11	$2.19	$1.80	$1.33	$2.17	$2.22	$1.96	$1.81	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	145	184	215	225	244	252	335	349	321	27

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.36	$1.44	$1.27	$0.99	$1.63	$1.76	$1.53	$1.47	$1.34	$1.00
Accumulation unit value at end of period	$1.60	$1.36	$1.44	$1.27	$0.99	$1.63	$1.76	$1.53	$1.47	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	20	20	21	2

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.47	$1.79	$1.64	$1.33	$2.41	$2.25	$1.78	$1.60	$1.39	$1.00
Accumulation unit value at end of period	$1.77	$1.47	$1.79	$1.64	$1.33	$2.41	$2.25	$1.78	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	3	3	5	6	4	1

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.49	$1.29	$0.98	$1.61	$1.62	$1.47	$1.42	$1.33	$1.00
Accumulation unit value at end of period	$1.68	$1.44	$1.49	$1.29	$0.98	$1.61	$1.62	$1.47	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.21	$2.34	$1.90	$1.41	$2.08	$2.21	$1.86	$1.78	$1.50	$1.00
Accumulation unit value at end of period	$2.48	$2.21	$2.34	$1.90	$1.41	$2.08	$2.21	$1.86	$1.78	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	3	3	5	5	2	—

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46	$1.41	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36	$1.00
Accumulation unit value at end of period	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	27	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.43	$1.49	$1.38	$1.02	$1.71	$1.52	$1.55	$1.37	$1.28	$1.00
Accumulation unit value at end of period	$1.63	$1.43	$1.49	$1.38	$1.02	$1.71	$1.52	$1.55	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	89	5	1	1	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	100	134	140	592	462	402	211	63	67	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99	$1.77	$1.52	$1.00
Accumulation unit value at end of period	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99	$1.77	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	255	219	122	62	2	2	—

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  47

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43	$1.34	$1.25	$1.00
Accumulation unit value at end of period	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33	$1.00
Accumulation unit value at end of period	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	25	52	54	48	—	—	1	1	1	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75	111	112	154	44	67	66	59	56	2

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74	$1.51	$1.33	$1.00
Accumulation unit value at end of period	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	32	80	157	211	456	423	417	311	255	—

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47	$1.41	$1.38	$1.00
Accumulation unit value at end of period	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	19	19	19	19	19	19	15

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12	$1.82	$1.48	$1.00
Accumulation unit value at end of period	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12	$1.82	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	14	24	26	90	115	80	51	33	33	3

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06	$1.76	$1.57	$1.00
Accumulation unit value at end of period	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	5	5	11	6	6	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.36	$1.46	$1.23	$1.04	$1.83	$2.34	$1.97	$1.76	$1.35	$1.00
Accumulation unit value at end of period	$1.72	$1.36	$1.46	$1.23	$1.04	$1.83	$2.34	$1.97	$1.76	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	7	7	9	10	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.20	$2.31	$1.83	$1.43	$2.17	$2.25	$1.94	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.57	$2.20	$2.31	$1.83	$1.43	$2.17	$2.25	$1.94	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	6	12	13	12	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67	$1.62	$1.47	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67	$1.62	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	17	17	17	18	18	19	15

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.28	$1.00
Accumulation unit value at end of period	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	19	60	145	171	212	201	252	215	142	—

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.87	$2.12	$1.98	$1.46	$2.49	$2.18	$1.82	$1.67	$1.43	$1.00
Accumulation unit value at end of period	$2.19	$1.87	$2.12	$1.98	$1.46	$2.49	$2.18	$1.82	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	23	43	40	34	2	8	9	9	10	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66	$1.59	$1.45	$1.00
Accumulation unit value at end of period	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	36	—

48  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39	$1.35	$1.26	$1.00
Accumulation unit value at end of period	$1.75	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	13	16	18	20	23	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53	$1.47	$1.40	$1.00
Accumulation unit value at end of period	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	15	15	15	15

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	55	77	81	79	107	130	122	126	172	20

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97	$1.71	$1.33	$1.00
Accumulation unit value at end of period	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97	$1.71	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48	$1.43	$1.36	$1.00
Accumulation unit value at end of period	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	20	20	21	22	22	22	22	22	60	17

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04	$1.81	$1.54	$1.00
Accumulation unit value at end of period	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04	$1.81	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	8	8	8	8	7

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22	75	184	512	626	636	494	444	313	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95	$1.80	$1.53	$1.00
Accumulation unit value at end of period	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95	$1.80	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	8	15	19	20	35	42	37	37	53	10

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.34	$1.42	$1.26	$0.98	$1.62	$1.75	$1.53	$1.47	$1.34	$1.00
Accumulation unit value at end of period	$1.58	$1.34	$1.42	$1.26	$0.98	$1.62	$1.75	$1.53	$1.47	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	21	21	22	22	22

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77	$1.60	$1.39	$1.00
Accumulation unit value at end of period	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	3	3	3	3

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.28	$0.97	$1.60	$1.61	$1.47	$1.41	$1.33	$1.00
Accumulation unit value at end of period	$1.66	$1.42	$1.47	$1.28	$0.97	$1.60	$1.61	$1.47	$1.41	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85	$1.77	$1.50	$1.00
Accumulation unit value at end of period	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85	$1.77	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	54	54	55	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50	$1.46	$1.41	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  49

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36	$1.00
Accumulation unit value at end of period	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	6	6	6	6	4

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.49	$1.37	$1.01	$1.70	$1.52	$1.55	$1.37	$1.28	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.49	$1.37	$1.01	$1.70	$1.52	$1.55	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	23	23	23	23	22

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	22	20	21	20	17	20	19	19	5	5

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	25	24	26	77	86	98	18	1	1	1

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99	$1.77	$1.52	$1.00
Accumulation unit value at end of period	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99	$1.77	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	206	272	261	321	317	297	318	136	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43	$1.33	$1.25	$1.00
Accumulation unit value at end of period	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	$1.00	—
Accumulation unit value at end of period	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	62	63	67	68	66	52	45	57	5	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33	$1.00
Accumulation unit value at end of period	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	17	17	74	74	74	78	79	80	49	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	87	87	94	94	103	106	106	109	32	1

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74	$1.51	$1.33	$1.00
Accumulation unit value at end of period	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	344	427	462	489	523	506	571	301	41	8

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47	$1.41	$1.38	$1.00
Accumulation unit value at end of period	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	4	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12	$1.82	$1.48	$1.00
Accumulation unit value at end of period	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12	$1.82	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	61	71	135	157	163	176	181	124	64	22

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06	$1.76	$1.57	$1.00
Accumulation unit value at end of period	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	14	14	13	13	13	12	12	9	1	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.36	$1.46	$1.22	$1.04	$1.83	$2.34	$1.96	$1.75	$1.35	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.46	$1.22	$1.04	$1.83	$2.34	$1.96	$1.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	5	5	53	53	52	53	53	52	32	9

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.19	$2.30	$1.82	$1.43	$2.16	$2.24	$1.94	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.56	$2.19	$2.30	$1.82	$1.43	$2.16	$2.24	$1.94	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2	2	19	19	19	19	19	19	11	4

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67	$1.61	$1.47	$1.00
Accumulation unit value at end of period	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	48	48	57	57	62	80	80	67	25	16

50  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.27	$1.00
Accumulation unit value at end of period	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	71	76	85	87	106	113	115	111	44	1

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.86	$2.11	$1.97	$1.46	$2.48	$2.18	$1.82	$1.67	$1.43	$1.00
Accumulation unit value at end of period	$2.17	$1.86	$2.11	$1.97	$1.46	$2.48	$2.18	$1.82	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	25	25	25	26	26	26	14	1

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65	$1.59	$1.45	$1.00
Accumulation unit value at end of period	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	29	30	35	33	36	43	40	45	24	20

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25	$1.00
Accumulation unit value at end of period	$1.74	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	6	6	6	6	4

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52	$1.47	$1.40	$1.00
Accumulation unit value at end of period	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	1

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	8	15	15	16	17	16	16	12	6

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96	$1.71	$1.33	$1.00
Accumulation unit value at end of period	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96	$1.71	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	1	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48	$1.43	$1.36	$1.00
Accumulation unit value at end of period	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	184	223	234	237	254	250	299	199	32	8

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04	$1.81	$1.54	$1.00
Accumulation unit value at end of period	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04	$1.81	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	6	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	244	281	280	328	327	389	367	272	42	2

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95	$1.80	$1.53	$1.00
Accumulation unit value at end of period	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95	$1.80	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	4	7	24	24	25	25	25	21	15	5

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.33	$1.42	$1.25	$0.98	$1.62	$1.74	$1.52	$1.47	$1.34	$1.00
Accumulation unit value at end of period	$1.57	$1.33	$1.42	$1.25	$0.98	$1.62	$1.74	$1.52	$1.47	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77	$1.60	$1.39	$1.00
Accumulation unit value at end of period	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  51

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.46	$1.27	$0.97	$1.60	$1.61	$1.46	$1.41	$1.33	$1.00
Accumulation unit value at end of period	$1.65	$1.42	$1.46	$1.27	$0.97	$1.60	$1.61	$1.46	$1.41	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85	$1.77	$1.50	$1.00
Accumulation unit value at end of period	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85	$1.77	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	87	113	107	122	127	141	157	76	2	—

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	83	90	89	89	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49	$1.46	$1.41	$1.00
Accumulation unit value at end of period	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	12	12	12	8

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56	$1.51	$1.37	$1.00
Accumulation unit value at end of period	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56	$1.51	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	142	145	198	203	228	228	234	229	227	35

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.37	$1.01	$1.70	$1.52	$1.55	$1.37	$1.28	$1.00
Accumulation unit value at end of period	$1.62	$1.41	$1.48	$1.37	$1.01	$1.70	$1.52	$1.55	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2	17	19	19	38	28	29	27	35	2

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	70	103	104	254	213	188	40	199	174	5

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	147	158	529	1,133	1,126	1,013	601	320	332	119

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98	$1.77	$1.52	$1.00
Accumulation unit value at end of period	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98	$1.77	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	195	243	333	649	677	538	457	183	20	14

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43	$1.33	$1.25	$1.00
Accumulation unit value at end of period	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	13	13	13	13	13	13

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	$1.00	—
Accumulation unit value at end of period	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	79	202	234	247	236	242	277	276	37	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.45	$1.33	$1.00
Accumulation unit value at end of period	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	342	372	427	426	463	471	469	465	433	72

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	290	321	386	457	440	396	502	485	348	271

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33	$1.00
Accumulation unit value at end of period	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	832	1,138	1,468	1,598	1,905	1,920	2,109	1,681	1,343	177

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38	$1.00
Accumulation unit value at end of period	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	54	59	79	80	79	78	79	80	80	3

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11	$1.82	$1.48	$1.00
Accumulation unit value at end of period	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11	$1.82	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	161	181	231	335	379	342	334	251	248	58

52  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06	$1.75	$1.57	$1.00
Accumulation unit value at end of period	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06	$1.75	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	99	153	150	155	156	156	167	157	112	4

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.49	$1.25	$1.06	$1.87	$2.40	$2.01	$1.80	$1.38	$1.00
Accumulation unit value at end of period	$1.74	$1.39	$1.49	$1.25	$1.06	$1.87	$2.40	$2.01	$1.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	17	21	24	27	27	30	28	24	25	18

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.18	$2.30	$1.81	$1.42	$2.15	$2.24	$1.94	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.55	$2.18	$2.30	$1.81	$1.42	$2.15	$2.24	$1.94	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	82	107	112	112	113	116	154	154	152	8

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67	$1.61	$1.47	$1.00
Accumulation unit value at end of period	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	275	271	270	288	337	326	327	321	277	71

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54	$1.42	$1.27	$1.00
Accumulation unit value at end of period	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	248	421	643	627	690	778	936	868	842	171

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.89	$2.14	$2.00	$1.48	$2.52	$2.21	$1.84	$1.70	$1.45	$1.00
Accumulation unit value at end of period	$2.20	$1.89	$2.14	$2.00	$1.48	$2.52	$2.21	$1.84	$1.70	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	115	121	126	132	133	134	137	139	135	17

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45	$1.00
Accumulation unit value at end of period	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	77	170	211	226	248	238	256	245	136	19

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25	$1.00
Accumulation unit value at end of period	$1.73	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	23	23	81	83	85	87	87	80	78	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52	$1.47	$1.40	$1.00
Accumulation unit value at end of period	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	42	43	77	79	81	83	83	82	70	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28	$1.17	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	574	771	1,036	1,001	1,060	1,199	1,378	1,378	1,360	227

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96	$1.70	$1.33	$1.00
Accumulation unit value at end of period	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96	$1.70	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48	$1.43	$1.36	$1.00
Accumulation unit value at end of period	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	721	852	934	954	1,076	1,042	1,092	952	756	166

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04	$1.81	$1.54	$1.00
Accumulation unit value at end of period	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04	$1.81	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	35	35	52	53	77	79	84	60	54	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	361	492	637	996	1,034	1,099	1,014	877	569	137

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  53

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95	$1.80	$1.53	$1.00
Accumulation unit value at end of period	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95	$1.80	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	168	196	226	229	236	239	235	225	225	28

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.25	$0.98	$1.61	$1.74	$1.52	$1.47	$1.34	$1.00
Accumulation unit value at end of period	$1.56	$1.33	$1.41	$1.25	$0.98	$1.61	$1.74	$1.52	$1.47	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	17	17	17	17	17	17	7

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76	$1.59	$1.39	$1.00
Accumulation unit value at end of period	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	6	5	2

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.46	$1.27	$0.97	$1.59	$1.61	$1.46	$1.41	$1.33	$1.00
Accumulation unit value at end of period	$1.64	$1.41	$1.46	$1.27	$0.97	$1.59	$1.61	$1.46	$1.41	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85	$1.77	$1.49	$1.00
Accumulation unit value at end of period	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	94	166	190	223	240	272	285	204	36	4

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49	$1.46	$1.41	$1.00
Accumulation unit value at end of period	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1	4	4	3	3	3	3	4	4	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55	$1.51	$1.37	$1.00
Accumulation unit value at end of period	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55	$1.51	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	12	13	16	19	23	15	4

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.47	$1.36	$1.01	$1.70	$1.51	$1.55	$1.36	$1.28	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.47	$1.36	$1.01	$1.70	$1.51	$1.55	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	6	6	60	72	85	91	105	109	110	37

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07	$1.06	$1.06	$1.07
Accumulation unit value at end of period	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	147	197	206	192	149	224	273	379	45	41

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20	$1.19	$1.15	$1.12
Accumulation unit value at end of period	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	148	151	166	590	598	761	702	548	664	701

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98	$1.77	$1.52	$1.00
Accumulation unit value at end of period	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98	$1.77	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	289	238	164	116	5	5	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43	$1.33	$1.25	$1.00
Accumulation unit value at end of period	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06	$1.02	$0.97	$0.76
Accumulation unit value at end of period	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	86	95	99	121	149	231	313	327	497	584

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.44	$1.33	$1.00
Accumulation unit value at end of period	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	32	32	32	32	38	—

54  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	30	31	96	62	56	52	53	53	10

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33	$1.00
Accumulation unit value at end of period	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	86	118	132	255	356	362	367	137	138	—

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38	$1.00
Accumulation unit value at end of period	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	26	35	47	55	55	54	55	55	55	6

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	28	41	64	179	209	178	147	116	126	29

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05	$1.75	$1.57	$1.00
Accumulation unit value at end of period	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05	$1.75	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	6	9	13	12	12	11	17	29	37	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.45	$1.21	$1.03	$1.82	$2.33	$1.96	$1.75	$1.35	$1.00
Accumulation unit value at end of period	$1.69	$1.35	$1.45	$1.21	$1.03	$1.82	$2.33	$1.96	$1.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.17	$2.29	$1.81	$1.42	$2.15	$2.23	$1.94	$1.81	$1.48	$1.00
Accumulation unit value at end of period	$2.53	$2.17	$2.29	$1.81	$1.42	$2.15	$2.23	$1.94	$1.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	9	9	9	9	2	2	2

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66	$1.61	$1.47	$1.00
Accumulation unit value at end of period	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	15	8	8	8	3

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54	$1.41	$1.27	$1.00
Accumulation unit value at end of period	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54	$1.41	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	161	162	186	214	267	320	471	412	403	134

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.85	$2.10	$1.96	$1.45	$2.47	$2.17	$1.81	$1.67	$1.43	$1.00
Accumulation unit value at end of period	$2.15	$1.85	$2.10	$1.96	$1.45	$2.47	$2.17	$1.81	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	12	13	14	14	16	17	2

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45	$1.00
Accumulation unit value at end of period	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	28	28	28	31	34	37	38	29

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38	$1.35	$1.25	$1.00
Accumulation unit value at end of period	$1.72	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52	$1.47	$1.40	$1.00
Accumulation unit value at end of period	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	11	17	18	16	16	15	15	15	15	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30	$1.28	$1.17	$1.00
Accumulation unit value at end of period	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	21	21	45	60	62	67	70	77	79	13

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  55

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96	$1.70	$1.33	$1.00
Accumulation unit value at end of period	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96	$1.70	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	2	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48	$1.43	$1.36	$1.00
Accumulation unit value at end of period	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	20	25	49	59	66	145	171	183	169	8

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03	$1.81	$1.54	$1.00
Accumulation unit value at end of period	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03	$1.81	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	4	4	8	13	14	18	26	29	32	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	149	149	152	447	442	577	463	401	371	141

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94	$1.80	$1.53	$1.00
Accumulation unit value at end of period	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94	$1.80	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	4	7	31	53	59	72	100	111	111	3

Putnam VT Growth and Income Fund – Class IB Shares (11/04/1998)
Accumulation unit value at beginning of period	$1.03	$1.10	$0.97	$0.76	$1.26	$1.36	$1.19	$1.15	$1.05	$0.83
Accumulation unit value at end of period	$1.21	$1.03	$1.10	$0.97	$0.76	$1.26	$1.36	$1.19	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	138	145	164	179	249	458	727	997	1,260	1,479

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76	$1.59	$1.39	$1.00
Accumulation unit value at end of period	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1	1	29	29	33	34	34	34	34	30

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.26	$0.96	$1.59	$1.60	$1.46	$1.41	$1.33	$1.00
Accumulation unit value at end of period	$1.64	$1.41	$1.45	$1.26	$0.96	$1.59	$1.60	$1.46	$1.41	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84	$1.77	$1.49	$1.00
Accumulation unit value at end of period	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	10	10	10	10	10	2

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48	$1.45	$1.41	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54	$1.49	$1.36	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.46	$1.35	$1.00	$1.68	$1.51	$1.54	$1.36	$1.28	$1.00
Accumulation unit value at end of period	$1.59	$1.39	$1.46	$1.35	$1.00	$1.68	$1.51	$1.54	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	47	21	5	3	1	2	2

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	234	295	259	113	15	5	1

56  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97	$1.76	$1.52	$1.00
Accumulation unit value at end of period	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97	$1.76	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	8	8	14	156	152	92	48	34	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42	$1.33	$1.24	$1.00
Accumulation unit value at end of period	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08	$1.03	$1.00	—
Accumulation unit value at end of period	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	4	8	9	10	9	8	8	8	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48	$1.44	$1.33	$1.00
Accumulation unit value at end of period	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	7	7	7	6	1

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	34	63	47	45	39	34	28	2

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73	$1.50	$1.33	$1.00
Accumulation unit value at end of period	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	105	108	113	157	222	194	139	66	20	—

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46	$1.40	$1.38	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	8	2	1	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10	$1.81	$1.47	$1.00
Accumulation unit value at end of period	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10	$1.81	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	38	40	56	84	107	85	65	30	19	—

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04	$1.75	$1.57	$1.00
Accumulation unit value at end of period	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04	$1.75	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	4	5	3	2	1	1

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.33	$1.43	$1.20	$1.02	$1.80	$2.32	$1.95	$1.75	$1.35	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.43	$1.20	$1.02	$1.80	$2.32	$1.95	$1.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	10	10	10	8	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.14	$2.26	$1.79	$1.41	$2.13	$2.22	$1.93	$1.80	$1.48	$1.00
Accumulation unit value at end of period	$2.50	$2.14	$2.26	$1.79	$1.41	$2.13	$2.22	$1.93	$1.80	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	10	10	10	7	5	—

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66	$1.61	$1.46	$1.00
Accumulation unit value at end of period	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66	$1.61	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	12	12	12	8	5	—

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54	$1.41	$1.27	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54	$1.41	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	145	152	167	153	151	—

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.82	$2.07	$1.94	$1.44	$2.45	$2.16	$1.80	$1.66	$1.42	$1.00
Accumulation unit value at end of period	$2.12	$1.82	$2.07	$1.94	$1.44	$2.45	$2.16	$1.80	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  57

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64	$1.58	$1.45	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64	$1.58	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	2	3	14	14	15	13	13	13	9	—

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38	$1.34	$1.25	$1.00
Accumulation unit value at end of period	$1.70	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51	$1.46	$1.40	$1.00
Accumulation unit value at end of period	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51	$1.46	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17	$1.00
Accumulation unit value at end of period	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	38	38	34	29	13	13	—

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70	$1.33	$1.00
Accumulation unit value at end of period	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	5	5	5	4	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47	$1.42	$1.36	$1.00
Accumulation unit value at end of period	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	6	7	16	28	30	25	28	26	5	—

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02	$1.80	$1.54	$1.00
Accumulation unit value at end of period	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02	$1.80	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	105	107	118	274	385	371	276	233	196	1

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94	$1.79	$1.53	$1.00
Accumulation unit value at end of period	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94	$1.79	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	33	34	45	41	42	41	39	16	15	—

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.23	$0.96	$1.60	$1.73	$1.51	$1.46	$1.34	$1.00
Accumulation unit value at end of period	$1.53	$1.30	$1.39	$1.23	$0.96	$1.60	$1.73	$1.51	$1.46	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	7	2	1	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76	$1.59	$1.39	$1.00
Accumulation unit value at end of period	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.43	$1.25	$0.95	$1.58	$1.59	$1.45	$1.41	$1.33	$1.00
Accumulation unit value at end of period	$1.61	$1.39	$1.43	$1.25	$0.95	$1.58	$1.59	$1.45	$1.41	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84	$1.76	$1.49	$1.00
Accumulation unit value at end of period	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84	$1.76	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	4	5	7	16	17	17	16	17	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	17	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58	$1.48	$1.45	$1.40	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58	$1.48	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	28	33	33	33	33	35	30

58  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.25	$1.06	$1.82	$1.76	$1.53	$1.49	$1.36	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.39	$1.25	$1.06	$1.82	$1.76	$1.53	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	14	80	348	350	418	355	362	364	283

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.38	$1.45	$1.34	$0.99	$1.68	$1.50	$1.54	$1.36	$1.28	$1.00
Accumulation unit value at end of period	$1.57	$1.38	$1.45	$1.34	$0.99	$1.68	$1.50	$1.54	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	30	30	58	58	62	76	78	66	68	35

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	81	81	81	117	107	97	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.14	$1.01	$1.10	$1.06	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.28	$1.22	$1.14	$1.01	$1.10	$1.06	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	25	28	28	28	44	44	28	28	28

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.94	$2.08	$1.81	$1.44	$2.46	$2.32	$1.97	$1.76	$1.51	$1.00
Accumulation unit value at end of period	$2.17	$1.94	$2.08	$1.81	$1.44	$2.46	$2.32	$1.97	$1.76	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	11	11	10	9	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.27	$1.33	$1.16	$0.86	$1.57	$1.55	$1.42	$1.33	$1.24	$1.00
Accumulation unit value at end of period	$1.50	$1.27	$1.33	$1.16	$0.86	$1.57	$1.55	$1.42	$1.33	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.76	$0.62	$1.09	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.91	$0.88	$0.76	$0.62	$1.09	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	3	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.50	$1.33	$1.07	$1.73	$1.67	$1.48	$1.44	$1.33	$1.00
Accumulation unit value at end of period	$1.70	$1.50	$1.50	$1.33	$1.07	$1.73	$1.67	$1.48	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	49	54	55	56	60	66	89	90	80	29

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$0.99	$1.04	$1.00	$0.98	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.05	$1.03	$0.99	$1.04	$1.00	$0.98	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	149	149	149	150	150	100	101	101	85	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.64	$1.23	$2.18	$1.89	$1.72	$1.50	$1.33	$1.00
Accumulation unit value at end of period	$2.06	$1.80	$1.88	$1.64	$1.23	$2.18	$1.89	$1.72	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	90	113	124	149	161	192	163	159	160	26

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.24	$0.98	$1.90	$1.52	$1.45	$1.40	$1.38	$1.00
Accumulation unit value at end of period	$1.67	$1.48	$1.51	$1.24	$0.98	$1.90	$1.52	$1.45	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	133	133	134	134	135	135	133	133	134	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.38	$2.72	$2.15	$1.56	$2.63	$2.32	$2.10	$1.81	$1.47	$1.00
Accumulation unit value at end of period	$2.68	$2.38	$2.72	$2.15	$1.56	$2.63	$2.32	$2.10	$1.81	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	129	129	140	394	410	445	424	430	446	321

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.68	$2.07	$1.86	$1.50	$2.72	$2.36	$2.04	$1.74	$1.57	$1.00
Accumulation unit value at end of period	$1.99	$1.68	$2.07	$1.86	$1.50	$2.72	$2.36	$2.04	$1.74	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	15	15	17	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.46	$1.22	$1.04	$1.84	$2.37	$2.00	$1.79	$1.38	$1.00
Accumulation unit value at end of period	$1.69	$1.35	$1.46	$1.22	$1.04	$1.84	$2.37	$2.00	$1.79	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	9	13	13	13	18	22	22	22	28	21

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.12	$2.24	$1.78	$1.40	$2.12	$2.21	$1.92	$1.80	$1.48	$1.00
Accumulation unit value at end of period	$2.47	$2.12	$2.24	$1.78	$1.40	$2.12	$2.21	$1.92	$1.80	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	9	14	17	19	24	43	31	30	27	8

FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.82	$1.94	$1.54	$1.09	$1.93	$1.77	$1.65	$1.60	$1.46	$1.00
Accumulation unit value at end of period	$1.98	$1.82	$1.94	$1.54	$1.09	$1.93	$1.77	$1.65	$1.60	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	58	60	62	65	74	84	88	93	104	65

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  59

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Mutual Shares Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.39	$1.12	$1.82	$1.78	$1.53	$1.41	$1.27	$1.00
Accumulation unit value at end of period	$1.67	$1.48	$1.52	$1.39	$1.12	$1.82	$1.78	$1.53	$1.41	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	112	164	223	241	271	311	312	308	320	68

FTVIPT Templeton Foreign Securities Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.84	$2.09	$1.96	$1.46	$2.48	$2.19	$1.83	$1.69	$1.45	$1.00
Accumulation unit value at end of period	$2.14	$1.84	$2.09	$1.96	$1.46	$2.48	$2.19	$1.83	$1.69	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	29	36	50	50	56	70	50	51	47	9

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.25	$1.31	$1.25	$0.86	$1.81	$1.82	$1.64	$1.58	$1.45	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.31	$1.25	$0.86	$1.81	$1.82	$1.64	$1.58	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	32	32	37	43	45	46	47	42	14	9

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.34	$0.98	$1.59	$1.45	$1.38	$1.34	$1.25	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.48	$1.34	$0.98	$1.59	$1.45	$1.38	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	4	4	4	4

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.89	$2.15	$1.61	$1.00	$1.69	$1.68	$1.51	$1.46	$1.40	$1.00
Accumulation unit value at end of period	$2.25	$1.89	$2.15	$1.61	$1.00	$1.69	$1.68	$1.51	$1.46	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.38	$1.38	$1.28	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.38	$1.28	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	65	96	100	104	114	127	131	121	123	80

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.94	$2.80	$2.51	$1.92	$3.14	$2.50	$1.94	$1.70	$1.33	$1.00
Accumulation unit value at end of period	$3.27	$2.94	$2.80	$2.51	$1.92	$3.14	$2.50	$1.94	$1.70	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	4	4	4	1

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.37	$1.41	$1.32	$0.93	$1.74	$1.55	$1.47	$1.42	$1.35	$1.00
Accumulation unit value at end of period	$1.54	$1.37	$1.41	$1.32	$0.93	$1.74	$1.55	$1.47	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	18	47	148	150	157	241	170	171	173	9

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.00	$2.23	$1.96	$1.43	$2.43	$2.33	$2.02	$1.80	$1.54	$1.00
Accumulation unit value at end of period	$2.38	$2.00	$2.23	$1.96	$1.43	$2.43	$2.33	$2.02	$1.80	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	39	42	42	53	54	52	52	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.35	$1.16	$1.37	$1.28	$1.21	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.68	$1.51	$1.52	$1.35	$1.16	$1.37	$1.28	$1.21	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	146	185	216	245	284	376	310	299	307	75

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.01	$2.10	$1.73	$1.29	$2.11	$2.18	$1.93	$1.79	$1.53	$1.00
Accumulation unit value at end of period	$2.33	$2.01	$2.10	$1.73	$1.29	$2.11	$2.18	$1.93	$1.79	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	73	74	113	352	355	357	358	359	362	268

Putnam VT Growth and Income Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.22	$0.96	$1.59	$1.72	$1.51	$1.46	$1.33	$1.00
Accumulation unit value at end of period	$1.51	$1.29	$1.38	$1.22	$0.96	$1.59	$1.72	$1.51	$1.46	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.40	$1.71	$1.58	$1.29	$2.34	$2.20	$1.75	$1.59	$1.39	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.71	$1.58	$1.29	$2.34	$2.20	$1.75	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	7	8	8	9	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	—	—	—	—	—	—	—

60  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Research Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.38	$1.42	$1.24	$0.95	$1.57	$1.59	$1.45	$1.40	$1.33	$1.00
Accumulation unit value at end of period	$1.60	$1.38	$1.42	$1.24	$0.95	$1.57	$1.59	$1.45	$1.40	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.11	$2.24	$1.83	$1.36	$2.03	$2.17	$1.83	$1.76	$1.49	$1.00
Accumulation unit value at end of period	$2.35	$2.11	$2.24	$1.83	$1.36	$2.03	$2.17	$1.83	$1.76	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	3	5	7	3

RIVERSOURCE INNOVATIONS VARIABLE ANNUITY – 2012 ANNUAL REPORT  61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2012 and December 31, 2011, and the related statements of income, statements of comprehensive income, statements of shareholder’s equity and statements of cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Co. of New York, (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of RiverSource Life Insurance Co. of New York’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

April 15, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is April 18, 2013.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale — Fixed maturities, at fair value (amortized cost: 2012, $1,682,636; 2011, $1,683,189)	$1,885,210	$1,836,161
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2012 and 2011, $2,038)	155,292	153,293
Policy loans	39,389	37,367
Other investments	244	204

Total investments	2,080,135	2,027,025
Cash and cash equivalents	30,022	82,180
Restricted cash	3,500	—
Reinsurance recoverables	99,385	92,289
Other receivables	6,721	7,066
Accrued investment income	20,730	21,863
Deferred acquisition costs	127,704	133,032
Deferred sales inducement costs	18,242	21,222
Other assets	75,383	94,454
Separate account assets	3,786,931	3,413,475
Total assets	$6,248,753	$5,892,606

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$1,971,580	$1,982,149
Policy claims and other policyholders’ funds	7,261	6,753
Other liabilities	86,296	105,079
Separate account liabilities	3,786,931	3,413,475

Total liabilities	5,852,068	5,507,456

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,751	106,659
Retained earnings	199,190	211,372
Accumulated other comprehensive income, net of tax	88,744	65,119

Total shareholder’s equity	396,685	385,150

Total liabilities and shareholder’s equity	$6,248,753	$5,892,606

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$24,515	$23,703	$26,406
Net investment income	97,467	103,556	107,072
Policy and contract charges	90,417	86,822	78,833
Other revenues	16,937	15,743	12,976
Net realized investment gains	463	643	1,646

Total revenues	229,799	230,467	226,933

Benefits and expenses

Benefits, claims, losses and settlement expenses	57,786	66,444	54,542
Interest credited to fixed accounts	55,234	54,676	59,133
Amortization of deferred acquisition costs	19,537	14,686	6,452
Other insurance and operating expenses	44,574	44,693	41,655

Total benefits and expenses	177,131	180,499	161,782

Pretax income	52,668	49,968	65,151
Income tax provision	14,850	11,172	16,639

Net income	$37,818	$38,796	$48,512

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(457)	$(2,587)	$(275)
Portion of gain recognized in other comprehensive income (before taxes)	14	1,787	39

Net impairment losses recognized in net realized investment gains	$(443)	$(800)	$(236)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Net income	$37,818	$38,796	$48,512
Other comprehensive income, net of tax:
Net unrealized securities gains arising during the period	32,542	25,453	39,437
Reclassification of net securities gains included in net income	(301)	(441)	(1,362)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	(8,616)	(8,455)	(21,811)

Total other comprehensive income, net of tax	23,625	16,557	16,264

Total comprehensive income	$61,443	$55,353	$64,776

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$2,000	$106,634	$294,112	$30,225	$432,971
Cumulative effect of change in accounting policies, net of tax	—	—	(63,237)	2,073	(61,164)

Balances at January 1, 2010, as adjusted	2,000	106,634	230,875	32,298	371,807
Comprehensive income:
Net income	—	—	48,512	—	48,512
Other comprehensive income, net of tax	—	—	—	16,264	16,264

Total comprehensive income					64,776
Tax adjustment on share-based incentive compensation plan	—	(2)	—	—	(2)
Cash dividends to RiverSource Life Insurance Company	—	—	(28,234)	—	(28,234)

Balances at December 31, 2010	2,000	106,632	251,153	48,562	408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	$2,000	$106,751	$199,190	$88,744	$396,685

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$37,818	$38,796	$48,512
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,228	(573)	(1,006)
Deferred income tax expense (benefit)	1,077	(4,971)	4,765
Contractholder and policyholder charges, non-cash	(17,661)	(16,856)	(16,958)
Loss (gain) from equity method investments	(40)	29	(120)
Net realized investment gains	(906)	(1,143)	(2,332)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	443	500	686
Change in operating assets and liabilities:
Deferred acquisition costs	2,426	(3,380)	(9,814)
Deferred sales inducement costs	2,539	2,220	(2,116)
Future policy benefits for traditional life, disability income and long term care insurance	19,982	16,043	19,362
Policy claims and other policyholders’ funds	508	(555)	409
Reinsurance recoverables	(8,063)	(9,378)	(9,039)
Other receivables	390	(789)	(442)
Accrued investment income	1,133	170	191
Derivatives collateral, net	(30,180)	43,520	8,290
Other, net	6,671	615	13,392

Net cash provided by operating activities	18,365	64,248	53,780

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	26,975	31,571	66,692
Maturities, sinking fund payments and calls	233,481	199,365	191,306
Purchases	(280,861)	(216,391)	(261,851)
Proceeds from sales, maturities and repayments of commercial mortgage loans	20,771	15,299	15,685
Funding of commercial mortgage loans	(22,769)	(2,127)	—
Proceeds from sale of other investment	—	1,350	—
Change in policy loans, net	(2,022)	(883)	(736)

Net cash provided by (used in) investing activities	(24,425)	28,184	11,096

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	92,166	88,870	96,826
Net transfers from (to) separate accounts	(4,851)	2,756	(74,249)
Surrenders and other benefits	(70,134)	(77,709)	(76,215)
Deferred premium options, net	(13,371)	(11,818)	(6,305)
Tax adjustment on share-based incentive compensation plan	92	27	(2)
Cash dividend to RiverSource Life Insurance Company	(50,000)	(78,577)	(28,234)

Net cash used in financing activities	(46,098)	(76,451)	(88,179)

Net increase (decrease) in cash and cash equivalents	(52,158)	15,981	(23,303)
Cash and cash equivalents at beginning of period	82,180	66,199	89,502

Cash and cash equivalents at end of period	$30,022	$82,180	$66,199

Supplemental Disclosures:
Income taxes paid, net	$17,518	$12,023	$18,588
Interest paid on borrowings under repurchase agreements	—	—	86

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior years, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior years, which resulted in a $1.8 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 18, 2013, the date the financial statements were available to be issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred acquisition costs	$223,942	$(90,910)	$133,032
Total assets	5,983,516	(90,910)	5,892,606

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	1,982,142	7	1,982,149
Deferred income taxes, net	36,140	(31,836)	4,304
Other liabilities	100,732	43	100,775
Total liabilities	5,539,242	(31,786)	5,507,456
Shareholder’s equity:
Retained earnings	277,305	(65,933)	211,372
Accumulated other comprehensive income, net of tax	58,310	6,809	65,119
Total shareholder’s equity	444,274	(59,124)	385,150
Total liabilities and shareholder’s equity	5,983,516	(90,910)	5,892,606

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$318,148	$(66,995)	$251,153	$294,112	$(63,237)	$230,875
Accumulated other comprehensive income, net of tax	43,861	4,701	48,562	30,225	2,073	32,298
Total shareholder’s equity	470,641	(62,294)	408,347	432,971	(61,164)	371,807

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$230,467	$—	$230,467	$226,933	$—	$226,933
Benefits and expenses
Benefits, claims, losses and settlement expenses	66,362	82	66,444	54,540	2	54,542
Interest credited to fixed accounts	54,370	306	54,676	59,135	(2)	59,133
Amortization of deferred acquisition costs	23,825	(9,138)	14,687	7,694	(1,242)	6,452
Other insurance and operating expenses	37,575	7,117	44,692	34,631	7,024	41,655

Total benefits and expenses	182,132	(1,633)	180,499	156,000	5,782	161,782
Pretax income	48,335	1,633	49,968	70,933	(5,782)	65,151
Income tax provision	10,601	571	11,172	18,663	(2,024)	16,639

Net income	$37,734	$1,062	$38,796	$52,270	$(3,758)	$48,512

The Company’s principal products are variable deferred annuities and variable universal life insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. In 2012, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

Under the Company’s variable life insurance and variable annuity products described above, except for the purchase of a variable annuity with a living benefit rider, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as other options from a variety of portfolios within the separate accounts. Purchasers of variable annuities with a living benefit rider are limited to specified investment options.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the

RiverSource Life Insurance Co. of New York

security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment gains or losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary gains or losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

RiverSource Life Insurance Co. of New York

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $3.5 million and nil, respectively, consisting of cash that has been pledged to counterparties.

RiverSource Life Insurance Co. of New York

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges.

In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 14 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity

RiverSource Life Insurance Co. of New York

contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets

RiverSource Life Insurance Co. of New York

accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate

RiverSource Life Insurance Co. of New York

account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Net realized investment gains primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2012 and 2011.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See the Company’s Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after

RiverSource Life Insurance Co. of New York

December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company’s financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s financial condition and results of operations.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,111,888	$122,055	$(5,658)	$1,228,285	$—
Residential mortgage backed securities	221,299	11,358	(6,296)	226,361	(2,003)
Commercial mortgage backed securities	201,865	13,409	—	215,274	—
State and municipal obligations	86,592	14,082	—	100,674	—
Asset backed securities	50,943	3,462	(82)	54,323	—
U.S. government and agencies obligations	6,808	159	(10)	6,957	—
Foreign government bonds and obligations	3,794	512	(19)	4,287	—

Total	$1,683,189	$165,037	$(12,065)	$1,836,161	$(2,003)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2012 and 2011, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and 2011, approximately $121.8 million and $72.9 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$365,730	$395,742	21%	$419,944	$451,021	24%
AA	84,505	101,192	5	106,426	118,091	6
A	329,686	366,516	20	260,218	285,900	16
BBB	796,182	912,696	48	783,338	873,970	48
Below investment grade	106,533	109,064	6	113,263	107,179	6

Total fixed maturities	$1,682,636	$1,885,210	100%	$1,683,189	$1,836,161	100%

At December 31, 2012 and 2011, approximately 36% and 37%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

(in thousands, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	36	$92,451	$(3,707)	1	$9,263	$(1,951)	37	$101,714	$(5,658)
Residential mortgage backed securities	9	19,446	(984)	15	21,021	(5,312)	24	40,467	(6,296)
Asset backed securities	1	8,600	(82)	—	—	—	1	8,600	(82)
U.S. government and agencies obligations	—	—	—	1	4,497	(10)	1	4,497	(10)
Foreign government bonds and obligations	2	527	(19)	—	—	—	2	527	(19)

Total	48	$121,024	$(4,792)	17	$34,781	$(7,273)	65	$155,805	$(12,065)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Beginning balance	$2,727	$1,927	$1,894
Credit losses for which an other-than-temporary impairment was not previously recognized	36	646	—
Credit losses for which an other-than-temporary impairment was previously recognized	407	154	33
Reductions for securities sold during the period (realized)	(1,871)	—	—

Ending balance	$1,299	$2,727	$1,927

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains	Income Tax	Gains

Balance at January 1, 2010	$46,452	$(16,227)	$30,225 (2)
Cumulative effect of accounting change	3,189	(1,116)	2,073 (1)
Net unrealized securities gains arising during the period(2)	60,672	(21,235)	39,437
Reclassification of net securities gains included in net income	(2,096)	734	(1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(33,506)	11,695	(21,811)

Balance at December 31, 2010	74,711	(26,149)	48,562 (3)
Net unrealized securities gains arising during the period(2)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balance at December 31, 2011	100,184	(35,065)	65,119 (3)
Net unrealized securities gains arising during the period(2)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balance at December 31, 2012	$136,530	$(47,786)	$88,744 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 2 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(544) thousand, $(1.1) million and $(84) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Gross realized investment gains	$1,086	$2,036	$2,636
Gross realized investment losses	(180)	(558)	(304)
Other-than-temporary impairments	(443)	(800)	(236)

Total	$463	$678	$2,096

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized	Fair
(in thousands)	Cost	Value

Due within one year	$109,222	$110,913
Due after one year through five years	362,253	387,061
Due after five years through 10 years	538,193	605,704
Due after 10 years	243,423	324,016

	1,253,091	1,427,694

Residential mortgage backed securities	195,099	205,937
Commercial mortgage backed securities	173,058	186,450
Asset backed securities	61,388	65,129

Total	$1,682,636	$1,885,210

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At December 31, 2012 and 2011, bonds carried at $307 thousand and $321 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Income on fixed maturities	$88,409	$95,378	$97,813
Income on commercial mortgage loans	8,972	9,496	10,576
Income on policy loans and other investments	2,120	2,042	1,862

	99,501	106,916	110,251
Less: investment expenses	2,034	3,360	3,179

Total	$97,467	$103,556	$107,072

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Fixed maturities	$463	$678	$2,096
Commercial mortgage loans	—	(36)	(450)
Cash equivalents	—	1	—

Total	$463	$643	$1,646

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,

(in thousands)	2012	2011	2010

Commercial Mortgage Loans
Beginning balance	$2,038	$2,538	$2,088
Charge-offs	—	(500)	—
Provisions	—	—	450

Ending balance	$2,038	$2,038	$2,538

Individually evaluated for impairment	$—	$—	$500
Collectively evaluated for impairment	2,038	2,038	2038

The recorded investment in financing receivables by impairment method was as follows:

	December 31,

(in thousands)	2012	2011

Commercial Mortgage Loans
Individually evaluated for impairment	$1,671	$—
Collectively evaluated for impairment	155,659	155,331

Total	$157,330	$155,331

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.7 million and nil, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2012 and 2011. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans at December 31, 2012 and 2011, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$43,744	28%	$2,600	$34,768	23%	$—
Mountain	22,905	14	1,500	21,795	14	2,400
Pacific	20,484	13	—	22,107	14	—
East North Central	20,276	13	—	26,527	17	—
Middle Atlantic	16,999	11	—	17,138	11	—
New England	13,717	9	—	14,503	9	—
East South Central	11,204	7	—	9,524	6	—
West North Central	5,918	4	—	4,101	3	—
West South Central	2,083	1	—	4,868	3	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Industrial	$44,383	28%	$1,500	$42,582	27%	$1,300
Retail	38,101	24	1,100	38,676	25	—
Office	35,384	22	—	42,358	27	1,100
Apartments	28,675	18	—	22,650	15	—
Hotel	3,752	3	—	4,020	3	—
Mixed Use	2,841	2	—	2,958	2	—
Other	4,194	3	1,500	2,087	1	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$133,032	$132,603	$128,741
Capitalization of acquisition costs	17,111	18,066	16,266
Amortization, excluding the impact of valuation assumptions review	(18,337)	(12,486)	(15,752)
Amortization, impact of valuation assumptions review	(1,200)	(2,200)	9,300
Impact of change in net unrealized securities gains	(2,902)	(2,951)	(5,952)

Balance at December 31	$127,704	$133,032	$132,603

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$21,222	$23,947	$22,919
Capitalization of sales inducement costs	523	588	2,460
Amortization, excluding the impact of valuation assumptions review	(2,262)	(2,408)	(2,744)
Amortization, impact of valuation assumptions review	(800)	(400)	2,400
Impact of change in net unrealized securities gains	(441)	(505)	(1,088)

Balance at December 31	$18,242	$21,222	$23,947

7.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, ceded 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $10.9 billion and $11.0 billion, respectively, of which $7.3 billion and $7.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Direct premiums	$31,083	$34,635	$36,261
Reinsurance ceded	(6,568)	(10,932)	(9,855)

Net premiums	$24,515	$23,703	$26,406

Policy and contract charges are presented on the Statements of Income net of $9.1 million, $3.6 million and $3.2 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $7.5 million, $5.8 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $72.9 million and $67.1 million related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Future policy benefits include $3.3 million and $3.9 million related to an assumed reinsurance arrangement as of December 31, 2012 and 2011, respectively.

8.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

RiverSource Life Insurance Co. of New York

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in thousands)	2012	2011

Fixed annuities	$1,161,952	$1,175,207
Variable annuity fixed sub-accounts	236,008	234,734
Variable annuity GMWB	36,060	66,621
Variable annuity GMAB	5,912	13,632
Other variable annuity guarantees	812	668

Total annuities	1,440,744	1,490,862
VUL/UL insurance	173,994	167,546
IUL accumulated host values	1,492	—
IUL embedded derivatives	998	—
VUL/UL insurance additional liabilities	19,337	14,315
Other life, DI and LTC insurance	335,015	309,426

Total future policy benefits	1,971,580	1,982,149
Policy claims and other policyholders’ funds	7,261	6,753

Total future policy benefits and policy claims and other policyholders’ funds	$1,978,841	$1,988,902

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2012	2011

Variable annuity variable sub-accounts	$3,442,505	$3,094,544
VUL insurance variable sub-accounts	343,453	318,004
Other insurance variable sub-accounts	973	927

Total	$3,786,931	$3,413,475

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2012, the Company began offering IUL insurance. IUL is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract
	Total	Value in	Net	Average	Total	Value in	Net
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Weighted Average
(in thousands, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Attained Age

GMDB:
Return of premium	$2,328,861	$2,253,448	$2,333	63	$2,011,895	$1,938,491	$17,231	62
Five/six-year reset	600,825	459,887	6,551	63	632,457	489,347	17,853	62
One-year ratchet	493,086	477,445	3,552	64	447,460	433,022	22,175	64
Five-year ratchet	199,317	194,264	586	62	181,760	177,014	4,008	61

Total — GMDB	$3,622,089	$3,385,044	$13,022	63	$3,273,572	$3,037,874	$61,267	62

GGU death benefit	$—	$—	$—	—	$129	$114	$—	52
GMIB	$18,405	$17,395	$2,485	63	$19,084	$17,954	$4,072	63
GMWB:
GMWB	$234,505	$233,455	$1,580	66	$231,605	$230,593	$12,287	65
GMWB for life	1,526,459	1,516,433	9,083	65	1,243,218	1,236,664	40,035	64

Total — GMWB	$1,760,964	$1,749,888	$10,663	65	$1,474,823	$1,467,257	$52,322	64

GMAB	$259,478	$259,004	$249	57	$233,835	$233,544	$3,756	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$325	$384	$9,188	$4,374	$1,231
Incurred claims	661	64	8,630	81	4,926
Paid claims	(769)	—	—	—	(81)

Balance at December 31, 2010	217	448	17,818	4,455	6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	$320	$492	$36,060	$5,912	$12,284

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2012	2011

Mutual funds:
Equity	$1,711,910	$1,627,641
Bond	1,424,663	1,313,343
Other	250,467	106,383

Total mutual funds	$3,387,040	$3,047,367

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

RiverSource Life Insurance Co. of New York

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210
Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809
Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Future policy benefits:
IUL embedded derivatives	$—	$998	$—	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total future policy benefits	—	998	39,934	40,932
Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$22,831	$39,934	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York

	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,146,698	$81,587	$1,228,285
Residential mortgage backed securities	—	222,947	3,414	226,361
Commercial mortgage backed securities	—	215,238	36	215,274
State and municipal obligations	—	100,674	—	100,674
Asset backed securities	—	43,773	10,550	54,323
U.S. government and agencies obligations	1,425	5,532	—	6,957
Foreign government bonds and obligations	—	4,287	—	4,287

Total Available-for-Sale securities: Fixed maturities	1,425	1,739,149	95,587	1,836,161
Cash equivalents	—	81,690	—	81,690
Other assets:
Interest rate derivative contracts	—	32,604	—	32,604
Equity derivative contracts	2,208	51,006	—	53,214

Total other assets	2,208	83,610	—	85,818
Separate account assets	—	3,413,475	—	3,413,475

Total assets at fair value	$3,633	$5,317,924	$95,587	$5,417,144

Liabilities
Future policy benefits:
GMWB and GMAB embedded derivatives	$—	$—	$79,451	$79,451	(1)
Other liabilities:
Interest rate derivative contracts	—	1,433	—	1,433
Equity derivative contracts	—	8,878	—	8,878

Total other liabilities	—	10,311	—	10,311

Total liabilities at fair value	$—	$10,311	$79,451	$89,762

(1)	The Company’s adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset			GMAB
	Debt	Backed	Backed	Backed			Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	50,808 (2)
Other comprehensive income	413	654	438	(101)	1,404		—
Purchases	55,096	—	—	—	55,096		—
Sales	—	—	—	—	—		—
Issues	—	—	—	—	—		(10,750)
Settlements	(6,456)	(278)	(25)	—	(6,759)		(541)
Transfers into Level 3	—	—	12,154	—	12,154		—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(39,934)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		49,074

(1)	Represents a $218 thousand loss included in net realized investment gains and a $65 thousand gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

						Future Policy
	Available-for-Sale Securities: Fixed Maturities					Benefits:
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset				GMAB
	Debt	Backed	Backed	Backed		Other		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Assets		Derivatives

Balance, January 1, 2010	$67,825	$127,392	$142	$10,192	$205,551	$137		$(13,413)
Total gains (losses) included in:
Net income	6	3,534	1	85	3,626 (1)	(137	)(2)	(1,334	)(3)
Other comprehensive income	3,245	9,529	(4)	966	13,736	—		—
Purchases, sales, issues and settlements, net	7,977	(28,852)	1,961	—	(18,914)	—		(6,903)
Transfers into Level 3	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—	—		—

Balance, December 31, 2010	$79,053	$111,603	$2,100	$11,243	$203,999	$—		$(21,650)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$6	$3,556	$—	$85	$3,647	$—		$—
Net realized investment gains (losses)	—	(33)	—	—	(33)	—		—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		(2,113)

(1)	Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2)	Included in net investment income in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was a decrease of $3.9 million and increases of $11.2 million and $1.3 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value

RiverSource Life Insurance Co. of New York

hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1 – 5.0% (2.2%	)
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

RiverSource Life Insurance Co. of New York

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in thousands)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663	$153,293	$164,125
Policy loans	39,389	—	—	38,031	38,031	37,367	36,190
Restricted cash	3,500	3,500	—	—	3,500	—	—

Financial Liabilities
Future policy benefits	$1,065,611	$—	$—	$1,181,409	$1,181,409	$1,075,262	$1,171,288
Separate account liabilities	5,811	—	5,811	—	5,811	7,557	7,557

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $13.0 million, $11.9 million and $7.5 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.6 million, $30.7 million and $27.9 million for 2012, 2011 and 2010, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Co. of New York

During 2012, 2011 and 2010, the Company paid cash dividends of $50.0 million, $78.6 million and $28.2 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $2.7 million. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2012 and 2011.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $93.2 million, $(3.8) million and $59.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, (subsequent to the adjustment for the new accounting standard) to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net income, per accompanying GAAP financial statements	$37,818	$38,796	$48,512
Capitalization/amortization of DAC, net (GAAP item)	2,426	(3,380)	(9,814)
Capitalization/amortization of DSIC, net (GAAP item)	2,539	2,220	(2,116)
Change in deferred income taxes(1)(2)	2,878	(4,970)	4,767
Change in future policy benefits(1)	(5,403)	(5,169)	16,819
Current income tax expense(1)	—	—	(4,355)
Change in separate account liability adjustment (SAP item)	(617)	(2,605)	(2,812)
Derivatives(1)(2)	40,461	(31,473)	11,018
Change in interest maintenance reserve (SAP item)	1,940	1,935	1,313
Other, net	374	(1,575)	(237)

Net income (loss), SAP basis(3)	$82,416	$(6,221)	$63,095

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2012	2011

Shareholder’s equity, per accompanying GAAP financial statements	$396,685	$385,151
DAC (GAAP item)	(127,704)	(133,032)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(202,574)	(152,972)
DSIC (GAAP item)	(18,242)	(21,222)
Asset valuation reserve	(3,434)	(18,618)
Future policy benefits(1)	20,471	16,989
Deferred income taxes, net(1)	62,419	50,342
Separate account liability adjustment (SAP item)	153,929	154,547
Non-admitted assets (SAP item)	(16,299)	(27,769)
Interest maintenance reserve	(8,298)	(10,239)
Other, net	(4,175)	(7,700)

Capital and surplus, SAP basis(2)	$252,778	$235,477

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $144.0 million and $117.9 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

14.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in thousands)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$45,208	$3,777	$77,064	$687
Cash collateral on OTC derivatives	(19,030)	(2,818)	(45,587)	—

Fair value of OTC derivatives after application of master netting agreements and cash collateral	26,178	959	31,477	687
Securities collateral on OTC derivatives	(20,041)	—	(22,856)	(687)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	6,137	959	8,621	—
Fair value of exchange-traded derivatives	—	—	—	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$6,137	$959	$8,621	$—

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution. The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty.

The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in thousands)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$959	$687
Fair value of embedded derivative liabilities	40,932	79,451

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$41,891	$80,138

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$38,757	$32,604	Other liabilities	$3,023	$1,433
Equity contracts	Other assets	23,939	53,214	Other liabilities	18,782	8,878
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	39,934	79,451

Total GMWB and GMAB		62,696	85,818		61,739	89,762

Other derivatives:
Equity
IUL	Other assets	113	—	Other liabilities	28	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	998	—

Total other		113	—		1,026	—

Total derivatives		$62,809	$85,818		$62,765	$89,762

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$14,356	$28,823	$17,503
Equity contracts	Benefits, claims, losses and settlement expenses	(62,257)	7,402	(16,587)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,443	(188)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	39,517	(57,801)	(8,237)

Total GMWB and GMAB		(6,941)	(21,764)	(7,321)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	(8)	—	—
IUL embedded derivatives	Interest credited to fixed accounts	(52)	—	—

Total other		(60)	—	—

Total derivatives		$(7,001)	$(21,764)	$(7,321)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company’s variable annuity guaranteed benefits.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.0 billion and $1.8 billion, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

(in thousands)	Premiums Payable

2013	$13,121
2014	13,121
2015	12,582
2016	11,186
2017	8,413
2018-2025	19,764

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $4.3 million at December 31, 2012.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and

RiverSource Life Insurance Co. of New York

oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $19.0 million and $45.7 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $22.4 million and $22.9 million, respectively, which are not reflected on the Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $6.1 million and $8.6 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $3.8 million and $687 thousand, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $2.8 million and $687 thousand, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1.0 million and nil, respectively.

15.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior years. Management has determined that the effect of this correction is not material to the financial statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Current income tax:
Federal	$13,781	$16,722	$11,154
State	(8)	(579)	720

Total current income tax	13,773	16,143	11,874
Deferred federal income tax benefit	1,077	(4,971)	4,765

Income tax provision	$14,850	$11,172	$16,639

RiverSource Life Insurance Co. of New York

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.5)	(9.6)	(5.8)
State taxes, net of federal benefit	—	(0.8)	0.7
Taxes applicable to prior years	0.9	(0.2)	(3.3)
Foreign tax credit, net of addback	(0.2)	(1.9)	(1.2)
Other	—	(0.1)	0.1

Income tax provision	28.2%	22.4%	25.5%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The increase in the effective tax rate for the year ended December 31, 2012 is primarily due to a $1.8 million correction of tax related to securities lending activities along with higher pretax income relative to tax preferred items compared to the prior year. See Note 1 for additional information on the out-of-period correction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in thousands)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$77,591	$75,232
Capital loss and tax credit carryforward	—	2,106
Other	1,127	2,556

Gross deferred income tax assets	78,718	79,894
Deferred income tax liabilities:
DAC	28,761	35,549
Net unrealized gains on Available-for Sale securities	47,785	35,064
Investment related	13,890	6,157
DSIC	6,385	7,428

Gross deferred income tax liabilities	96,821	84,198

Net deferred income tax liabilities	$18,103	$4,304

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$6,424	$2,330	$(1,602)
Additions for tax positions of prior years	904	6,000	12,642
Reductions for tax positions of prior years	(2,509)	(634)	(5,954)
Settlements	(609)	(1,272)	(2,756)

Balance at December 31	$4,210	$6,424	$2,330

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $110 thousand, $424 thousand and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $205 thousand, a net reduction of $3.9 million, and a net increase of $1.8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $2.2 million and $2.0 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $4.2 million in the next 12 months.

The Company’s income tax returns are included in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997

RiverSource Life Insurance Co. of New York

through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2008 and remain open for the years after 2008.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

The items comprising other comprehensive income are presented net of the following income tax benefit amounts:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net unrealized securities gains	$12,721	$8,916	$8,806

16.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2012, the estimated liability was $5.0 million and the related premium tax asset was $3.2 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
45282 P (4/13)